UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Byron D. Hittle 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, D.C. 20036

Registrant’s telephone number, including area code: 303-333-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

Janus Henderson Small Cap Growth Alpha ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Henderson Small Cap Growth Alpha ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index. It pursues its investment objective by using a passive index-based approach, normally investing at least 80% of its net assets in securities that comprise its underlying index.

PERFORMANCE OVERVIEW

•

U.S. equities fell sharply at the beginning of the period, then rebounded in the early months of 2019. Fears of slowing global economic growth, rising trade tensions between the U.S. and China and a rising fed funds rate all played a role in initially driving stocks lower. Stocks reversed course in January and February, after the Federal Reserve (Fed) indicated it would take a cautious approach to raising interest rates while inflation remained low. Increasing hopes that the U.S. and China were making progress toward a trade deal also supported stocks during the period. U.S. small-cap equities were up for the period, with information technology and utilities being the top-performing sectors within the Russell 2000® Growth Index, while energy and consumer staples declined.

•

During the period, the Janus Henderson Small Cap Growth Alpha ETF (JSML) returned 9.90% (based on NAV); its primary benchmark, the Janus Henderson Small Cap Growth Alpha Index, returned 10.26%, and its secondary benchmark, the Russell 2000 Growth Index, returned 8.27%.

•

JSML seeks investment results that correspond generally, before fees and expenses, to the performance of the Janus Henderson Small Cap Growth Alpha Index. The strategy seeks to provide risk-adjusted outperformance relative to peers by identifying top-tier small-cap companies with some of the strongest fundamentals that the advisor believes can deliver sustainable growth in a variety of market environments.

Janus Detroit Street Trust ½ 1

Janus Henderson Small Cap Growth Alpha ETF (unaudited)

Fund At A Glance

April 30, 2019

5 Largest Equity Holdings – (% of Net Assets)
Ubiquiti Networks, Inc.
Communications Equipment	3.4%
Avalara, Inc.
Software	3.3%
Paylocity Holding Corp.
Software	3.2%
Anaplan, Inc.
Software	3.1%
Cabot Microelectronics Corp.
Semiconductors & Semiconductor Equipment	2.9%

15.9%

Sector Allocation – (% of Net Assets)
Consumer, Non-cyclical	32.1%
Technology	17.0%
Industrial	14.5%
Consumer, Cyclical	13.1%
Communications	9.0%
Financial	8.4%
Basic Materials	3.5%
Energy	2.3%
Investment Company Securities	0.7%

100.6%

Holdings are subject to change without notice.

2 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF (unaudited)

Performance

Average Annual Total Return for the periods ended April 30, 2019
	Fiscal Year-to-Date	One Year	Since Inception*
Janus Henderson Small Cap Growth Alpha ETF – NAV	9.90%	17.18%	19.78%
Janus Henderson Small Cap Growth Alpha ETF – Market Price	9.93%	17.18%	19.78%
Janus Henderson Small Cap Growth Alpha Index	10.26%	17.60%	20.11%
Russell 2000® Growth Index	8.27%	6.91%	18.55%

*	The Fund commenced operations on February 23, 2016.

Total annual expense ratio as stated in the February 28, 2019 prospectus: 0.35%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

Performance depends on that of the underlying index.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

The index provider is Janus Henderson Indices LLC (“JH Indices”). JH Indices maintains the indices and calculates the index levels and performance shown or discussed, but does not manage actual assets. JH Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.

Janus Detroit Street Trust ½ 3

Janus Henderson Small Cap Growth Alpha ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Net Annualized Expense Ratio (11/1/18 - 4/30/19)
$1,000.00	$1,099.00	$1.82	$1,000.00	$1,023.06	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – 99.9%
Air Freight & Logistics – 0.6%
Forward Air Corp.	2,829	$179,132
Airlines – 1.2%
Allegiant Travel Co.	1,588	233,246
Hawaiian Holdings, Inc.	4,759	134,251

		367,497
Auto Components – 1.7%
Dana, Inc.	6,796	132,522
Dorman Products, Inc.*	1,563	137,028
Fox Factory Holding Corp.*	1,800	139,680
Horizon Global Corp.*	1,185	3,294
LCI Industries	1,178	103,488

		516,012
Automobiles – 0.2%
Winnebago Industries, Inc.	1,518	53,692
Beverages – 0.7%
MGP Ingredients, Inc.#	905	79,522
National Beverage Corp.	2,490	139,440

		218,962
Biotechnology – 2.0%
BioSpecifics Technologies Corp.*	2,010	134,670
Enanta Pharmaceuticals, Inc.*	5,370	468,210

		602,880
Building Products – 4.0%
American Woodmark Corp.*	1,657	149,014
Builders FirstSource, Inc.*	11,276	155,383
Continental Building Products, Inc.*	3,498	89,724
JELD-WEN Holding, Inc.*	10,139	200,245
Patrick Industries, Inc.*	2,359	117,643
Simpson Manufacturing Co., Inc.	4,407	280,638
Universal Forest Products, Inc.	5,984	221,109

		1,213,756
Capital Markets – 1.0%
Diamond Hill Investment Group, Inc.	107	15,459
Evercore, Inc. - Class A	1,258	122,567
Hamilton Lane, Inc. - Class A	795	38,844
Houlihan Lokey, Inc.	1,059	52,230
Victory Capital Holdings, Inc. - Class A*	443	7,305
Virtu Financial, Inc. - Class A	3,257	80,057

		316,462
Chemicals – 3.8%
Balchem Corp.	2,523	256,110
Chase Corp.	735	68,847
Livent Corp.*,#	11,424	123,151
Westlake Chemical Corp.	10,007	697,988

		1,146,096
Commercial Banks – 3.5%
Ameris Bancorp	1,457	53,122
BancFirst Corp.	1,000	56,400
Baycom Corp.*	333	7,676
Byline Bancorp, Inc.*	1,114	22,302
Cadence BanCorp	4,043	91,978
CBTX, Inc.	798	25,297
CenterState Bank Corp.	3,985	98,360
Eagle Bancorp, Inc.*	1,055	58,299
Equity Bancshares, Inc. - Class A*	485	12,736
Esquire Financial Holdings, Inc.*	230	5,782

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Commercial Banks – (continued)
FB Financial Corp.	942	$ 34,609
First Bancshares, Inc.	454	14,020
First Bank/Hamilton	570	6,504
First Choice Bancorp	360	7,654
First Foundation, Inc.	1,365	19,397
Franklin Financial Network, Inc.	446	12,332
FVCBankcorp, Inc.*	420	6,888
Independent Bank Group, Inc.	1,339	76,323
Investar Holding Corp.	291	6,774
LegacyTexas Financial Group, Inc.	1,490	59,719
Live Oak Bancshares, Inc.	1,090	19,042
Old Line Bancshares, Inc.	521	13,025
Pacific Premier Bancorp, Inc.	1,916	55,698
People’s Utah Bancorp	574	16,330
Plumas Bancorp	160	4,184
Preferred Bank	469	23,070
RBB Bancorp	613	11,868
ServisFirst Bancshares, Inc.	1,638	55,594
SmartFinancial, Inc.*	427	8,877
South State Corp.	1,085	82,091
Southern First Bancshares, Inc.*	228	8,393
Southern National Bancorp of Virginia, Inc.	738	11,011
TriState Capital Holdings, Inc.*	898	20,887
Triumph Bancorp, Inc.*	818	25,366
Veritex Holdings, Inc.	1,648	43,689

		1,075,297
Commercial Services & Supplies – 0.4%
Viad Corp.	1,985	121,700
Communications Equipment – 4.2%
Quantenna Communications, Inc.*	9,126	222,218
Ubiquiti Networks, Inc.	6,126	1,044,177

		1,266,395
Construction & Engineering – 1.2%
Argan, Inc.	1,530	73,165
Comfort Systems USA, Inc.	3,623	196,004
Construction Partners, Inc. - Class A*	1,174	15,379
NV5 Global, Inc.*	1,226	77,655

		362,203
Consumer Finance – 0.0%
Elevate Credit, Inc.*	1,325	5,936
Diversified Telecommunication Services – 0.1%
Bandwidth, Inc. - Class A*	229	17,271
Electrical Equipment – 1.8%
Atkore International Group, Inc.*	4,519	111,890
GrafTech International, Ltd.	28,555	326,955
TPI Composites, Inc.*	3,391	104,952

		543,797
Electronic Equipment & Instruments – 4.0%
Control4 Corp.*	6,472	112,678
Insight Enterprises, Inc.*	8,610	487,154
Methode Electronics, Inc.	9,027	266,387
Napco Security Technologies, Inc.*	4,507	111,683
nLight, Inc.*	8,925	233,210

		1,211,112
Energy Equipment & Services – 1.2%
Cactus, Inc. - Class A*	2,801	101,676
Liberty Oilfield Services, Inc. - Class A	5,217	77,786

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
ProPetro Holding Corp.*	7,455	$ 164,979
Solaris Oilfield Infrastructure, Inc. - Class A	2,075	35,254

		379,695
Equity Real Estate Investment Trusts (REITs) – 1.2%
CareTrust, Inc.	2,072	50,246
Jernigan Capital, Inc.	476	10,029
Physicians Realty Trust	4,253	76,809
Rexford Industrial Realty, Inc.	2,257	85,518
STAG Industrial, Inc.	2,623	75,490
Terreno Realty Corp.	1,424	63,582

		361,674
Food Products – 0.3%
Calavo Growers, Inc.#	938	89,870
Health Care Equipment & Supplies – 2.9%
FONAR Corp.*	1,756	34,839
LeMaitre Vascular, Inc.	5,409	156,212
Quidel Corp.*	10,873	695,220

		886,271
Health Care Providers & Services – 6.3%
AMN Healthcare Services, Inc.*	12,880	670,533
BioTelemetry, Inc.*	9,284	505,049
Ensign Group, Inc.	14,494	746,731

		1,922,313
Health Care Technology – 0.4%
Simulations Plus, Inc.	4,823	108,662
Hotels, Restaurants & Leisure – 2.1%
BJ’s Restaurants, Inc.	999	49,860
Choice Hotels International, Inc.	2,638	219,059
Chuy’s Holdings, Inc.*	803	15,972
Dave & Buster’s Entertainment, Inc.	1,831	104,074
Hilton Grand Vacations, Inc.*	4,593	147,160
Wingstop, Inc.	1,390	104,625

		640,750
Household Durables – 2.4%
Cavco Industries, Inc.*	431	53,776
Century Communities, Inc.*	1,425	36,238
Hooker Furniture Corp.	558	16,634
Installed Building Products, Inc.*	1,418	68,106
iRobot Corp.*	1,317	136,362
LGI Homes, Inc.*	1,076	74,578
Roku, Inc.*	3,660	232,739
TopBuild Corp.*	1,638	116,675

		735,108
Insurance – 0.6%
Goosehead Insurance, Inc. - Class A	415	12,645
Health Insurance Innovations, Inc. - Class A*	441	10,284
Kingstone Companies, Inc.	329	3,820
Kinsale Capital Group, Inc.	651	47,263
National General Holdings Corp.	3,466	85,437
Universal Insurance Holdings, Inc.	1,071	31,905

		191,354
Interactive Media & Services – 0.4%
Cargurus, Inc.*	1,547	63,025
Match Group, Inc.	1,180	71,272

		134,297

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Internet & Catalog Retail – 0.5%
Duluth Holdings, Inc. - Class B*	1,385	$ 22,049
Shutterfly, Inc.*	1,596	69,953
Stitch Fix, Inc. - Class A*	1,990	53,033

		145,035
IT Services – 2.7%
Luxoft Holding, Inc.*	5,472	319,674
Verra Mobility Corp.*	38,088	514,950

		834,624
Leisure Equipment & Products – 0.7%
Callaway Golf Co.	4,479	78,651
Johnson Outdoors, Inc. - Class A	418	32,048
Malibu Boats, Inc. - Class A*	987	41,079
Marine Products Corp.	1,634	24,788
MasterCraft Boat Holdings, Inc.*	887	21,944

		198,510
Life Sciences Tools & Services – 3.1%
Cambrex Corp.*	9,285	399,441
Medpace Holdings, Inc.*	9,806	550,803

		950,244
Machinery – 2.2%
Alamo Group, Inc.	1,153	119,497
Hurco Cos., Inc.	669	26,312
Kadant, Inc.	1,093	107,212
Lydall, Inc.*	1,724	42,428
Omega Flex, Inc.	992	83,983
Proto Labs, Inc.*	2,652	291,163

		670,595
Media – 0.2%
AMC Networks, Inc. - Class A*	780	45,560
Entravision Communications Corp. - Class A	1,119	3,211

		48,771
Metals & Mining – 0.4%
Warrior Met Coal, Inc.	4,034	125,054
Mortgate Real Estate Investment Trusts (REITs) – 0.2%
Cherry Hill Mortgage Investment Corp.	497	8,578
TPG RE Finance Trust, Inc.	2,025	39,913

		48,491
Oil, Gas & Consumable Fuels – 0.6%
Alta Mesa Resources, Inc. - Class A*	13,095	2,881
Falcon Minerals Corp.*	3,412	29,582
Magnolia Oil & Gas Corp.*	11,634	153,336

		185,799
Personal Products – 0.6%
Medifast, Inc.	633	92,855
USANA Health Sciences, Inc.*	1,245	103,908

		196,763
Pharmaceuticals – 6.3%
Corcept Therapeutics, Inc.*	31,195	386,194
Innoviva, Inc.*	27,937	391,956
Phibro Animal Health Corp. - Class A	5,603	194,480
Prestige Consumer Healthcare, Inc.*	14,310	421,000
Supernus Pharmaceuticals, Inc.*	14,453	530,859

		1,924,489
Professional Services – 3.4%
BG Staffing, Inc.	998	23,323
Exponent, Inc.	5,061	286,554

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Professional Services – (continued)
Korn Ferry	5,570	$ 261,901
TriNet Group, Inc.*	6,896	429,897
Willdan Group, Inc.*	1,075	42,495

		1,044,170
Real Estate Management & Development – 0.5%
HFF, Inc. - Class A	912	43,402
Marcus & Millichap, Inc.*	904	38,962
Newmark Group, Inc.	6,695	57,042
RMR Group, Inc. - Class A	354	20,475

		159,881
Road & Rail – 1.3%
PAM Transportation Services, Inc.*	587	29,362
Saia, Inc.*	2,540	163,551
Schneider National, Inc. - Class B	9,238	193,074

		385,987
Semiconductors & Semiconductor Equipment – 5.1%
Cabot Microelectronics Corp.	7,066	892,083
FormFactor, Inc.*	18,177	344,454
Ichor Holdings, Ltd.*	5,426	136,627
Nanometrics, Inc.*	5,970	177,846

		1,551,010
Software – 17.6%
Anaplan, Inc.*	23,627	930,195
Appfolio, Inc. - Class A*	3,864	375,233
Avalara, Inc.*	16,925	996,375
Carbon Black, Inc.*	16,575	227,740
Ebix, Inc.	7,631	385,213
Paylocity Holding Corp.*	10,118	976,893
Qualys, Inc.*	9,590	865,593
ShotSpotter, Inc.*	2,641	139,181
SPS Commerce, Inc.*	4,334	449,609

		5,346,032
Specialty Retail – 2.1%
Boot Barn Holdings, Inc.*	1,343	38,665
Camping World Holdings, Inc. - Class A	1,757	26,214
Floor & Decor Holdings, Inc. - Class A*	4,637	222,669
Lithia Motors, Inc. - Class A	1,058	120,104
MarineMax, Inc.*	1,082	18,708
Penske Automotive Group, Inc.	4,025	184,828
Winmark Corp.	184	33,957

		645,145
Textiles, Apparel & Luxury Goods – 1.1%
Columbia Sportswear Co.	3,232	323,103
Superior Group of Companies, Inc.	727	12,170

		335,273
Thrifts & Mortgage Finance – 1.3%
Axos Financial, Inc.*	1,878	61,448
Bridgewater Bancshares, Inc.*	923	9,867
FS Bancorp, Inc.	138	7,133
Greene County Bancorp, Inc.	262	8,101
LendingTree, Inc.*	393	151,234
Merchants Bancorp	880	21,278
NMI Holdings, Inc. - Class A*	2,038	57,227
OP Bancorp	487	4,588
Sterling Bancorp, Inc.	1,626	15,919
Walker & Dunlop, Inc.	958	52,642

		389,437

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Trading Companies & Distributors – 1.8%
BMC Stock Holdings, Inc.*	6,604	$ 135,910
Rush Enterprises, Inc. - Class A	3,576	151,658
SiteOne Landscape Supply, Inc.*	4,025	270,883

		558,451
Total Common Stocks (cost $29,223,530)		30,411,955
Investment Companies – 0.7%
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº,£	185,926	185,926
Money Markets – 0.1%
State Street Institutional U.S. Government Money Market Fund, 2.4248%ºº	20,767	20,767
Total Investment Companies (cost $206,693)		206,693
Total Investments (total cost $29,430,223) – 100.6%		30,618,648
Liabilities, net of Cash, Receivables and Other Assets – (0.6%)		(190,082)
Net Assets – 100%		$30,428,566

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$30,298,974	99.0%
Switzerland	319,674	1.0
Total	$30,618,648	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income		Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 4/30/19
Investment Companies – 0.6%
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	$10,219	Δ	$ —	$ —	$185,926

	Share Balance at 10/31/18		Purchases	Sales	Share Balance at 4/30/19
Investment Companies – 0.6%
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	1,591,064		7,809,935	(9,215,073)	185,926

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Notes to Schedule of Investments and Other Information (unaudited)

Janus Henderson Small Cap Growth Alpha Index	Janus Henderson Small Cap Growth Alpha Index is designed to systematically identify small-capitalization stocks that are poised for sustainable growth (Smart Growth®) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology to score stocks based on a wide range of fundamental measures and selects the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Venture Fund.

Russell 2000® Growth Index	Russell 2000® Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.

LLC	Limited Liability Company

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at April 30, 2019.

ºº	Rate shown is the 7-day yield as of April 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:

Common Stocks	$30,411,955	$—	$—

Investment Companies

Money Markets	20,767	—	—

All Other	—	185,926	—

Total Assets	$30,432,722	$185,926	$—

Janus Detroit Street Trust ½ 11

Janus Henderson Small Cap Growth Alpha ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2019

Assets:
Unaffiliated investments, at value(1)(2)	$30,432,722
Affiliated investments, at value(3)	185,926
Receivables:
Dividends	2,013
Affiliated securities lending income, net	87
Due from Investment Manager	2,329
Total Assets	30,623,077
Liabilities:
Collateral on securities loaned (Note 2)	185,926
Payables:
Management fees	8,585
Total Liabilities	194,511
Net Assets	$30,428,566
Net Assets Consists of:
Capital (par value and paid-in surplus)	$32,355,232
Total distributable earnings (loss)	(1,926,666)
Total Net Assets	$30,428,566
Net Assets	$30,428,566
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	702,000
Net Asset Value Per Share	$43.35

(1)	Includes cost of $29,244,297.
(2)	Includes $180,957 of securities on loan. See Note 2 in Notes to Financial Statements.
(3)	Includes cost of $185,926.

See Notes to Financial Statements.

12 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Statement of Operations (unaudited)

For the period ended April 30, 2019

Investment Income:
Dividends	$129,188
Affiliated securities lending income, net	10,219
Total Investment Income	139,407
Expenses:
Management Fees	46,166
Total Expenses	46,166
Net Investment Income/(Loss)	93,241
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(2,613,517)
Total Net Realized Gain/(Loss) on Investments	$(2,613,517)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	$5,134,683
Total Change in Unrealized Net Appreciation/Depreciation	$5,134,683
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,614,407

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 13

Janus Henderson Small Cap Growth Alpha ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018
Operations:
Net investment income/(loss)	$93,241	$86,810
Net realized gain/(loss) on investments	(2,613,517)	2,491,406
Change in unrealized net appreciation/depreciation	5,134,683	(4,687,297)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,614,407	(2,109,081)
Dividends and Distributions to Shareholders:
Dividends and Distributions	(87,125)	(87,999)
Net Decrease from Dividends and Distributions to Shareholders	(87,125)	(87,999)
Capital Share Transactions	2,085,714	18,929,291
Net Increase/(Decrease) in Net Assets	4,612,996	16,732,211
Net Assets:
Beginning of period	25,815,570	9,083,359
End of period	$30,428,566	$25,815,570

See Notes to Financial Statements.

14 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2019 (unaudited) and each year or period ended October 31	2019	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$39.59	$36.05	$28.17	$24.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.14	0.20	0.13	0.26
Net realized and unrealized gain/(loss)	3.75	3.57	7.97	3.10
Total from Investment Operations	3.89	3.77	8.10	3.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.23)	(0.22)	(0.02)
Total Dividends and Distributions	(0.13)	(0.23)	(0.22)	(0.02)
Net Asset Value, End of Period	$43.35	$39.59	$36.05	$28.17
Total Return*	9.90%	10.49%(3)	28.86%	13.54%
Net assets, End of Period (in thousands)	$30,429	$25,816	$9,083	$4,282
Average Net Assets for the Period (in thousands)	$26,599	$17,444	$7,068	$3,247
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.50%	0.50%	0.50%
Ratio of Net Investment Income/(Loss)	0.71%	0.50%	0.41%	1.37%
Portfolio Turnover Rate(4)	74%	84%	117%	86%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from February 23, 2016 (commencement of operations) through October 31, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

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Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers seven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares, and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

16 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date

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Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether

18 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the “Offsetting Assets and Liabilities” section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Deutsche Bank	$180,957	$—	$(180,957)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

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Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $180,957 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2019 is $185,926, resulting in the net amount due to the counterparty of $4,969.

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. Effective, November 1, 2018, the Fund’s management fee is calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

20 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

For the period ended April 30, 2019, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund.

Due to an administrative oversight by its administrator, the Fund’s Distribution and Servicing Plan, pursuant to Rule 12b-1 under the 1940 Act that was originally approved at the time of the Fund’s formation (“Initial Rule 12b-1 Plan”), could be viewed to have expired on or about February 11, 2017. The Initial Rule 12b-1 Plan was never implemented, and 12b-1 fees were not charged, prior to its potential expiration. At an in-person meeting held on July 18, 2018, the Fund’s Board of Trustees (“Board”) approved a new Rule 12b-1 Plan (the “Plan”) with respect to the Fund, with terms that are substantively identical to the Initial Rule 12b-1 Plan. Because the Fund has commenced operations, the Plan must also be approved by the Fund’s shareholders prior to implementation. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan. The Plan would permit compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan would permit the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. However, implementation of the Plan and imposition of the 12b-1 fee would require prior approval by Fund shareholders via proxy vote. Janus Capital does not anticipate seeking such approval at this time. Because 12b-1 fees are paid out of the fund assets on an ongoing basis, to the extent that such a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. If implemented, the Plan fee may cost an investor more than other types of sales charges.

As of April 30, 2019, Janus Capital owned 2,000 shares or 0.28% of the Fund.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2019, the Fund engaged in cross trades amounting to $264,804 in purchases and $734,257 in sales, resulting in a net realized loss of $201,753. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2019 can be found in a table located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

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Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule For the year ended October 31, 2018 No Expiration		Accumulated Capital Losses
Short-Term	Long-Term
$(342,113)	$(151,161)	$(493,274)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2019 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$29,477,366	$2,640,626	$(1,499,344)	$1,141,282

5. Capital Share Transactions

	Period ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	50,000	$2,085,714	950,000	$41,517,848
Shares repurchased	—	—	(550,000)	(22,588,557)
Net Increase/(Decrease)	50,000	$2,085,714	400,000	$18,929,291

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$20,052,382	$20,078,796	$—	$—

For the period ended April 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,083,436	$—	$—	$—

During the period ended April 30, 2019, the Fund did not have net realized gain/(loss) from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

22 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for funds with fiscal years, ending after December 15, 2018. Management is currently evaluating the impacts of ASU 2017-08 on the Fund’s financial statements.

8. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2019 and through the date of filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Detroit Street Trust ½ 23

Janus Henderson Small Cap Growth Alpha ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Licensing Agreements

Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to Janus Capital or the Fund. JH Indices has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

24 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in-person on April 17, 2019 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), The Obesity ETF (“SLIM”), The Organics ETF (“ORG”), and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD, SLIM and ORG, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board reviewed the materials provided to it relating to its consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since inception of the Funds. The Trustees previously met via telephone on March 6, 2019 and April 5, 2019 to discuss certain information provided by the Adviser.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services provided to the Funds by the Adviser; the Adviser’s personnel and operations; each Fund’s expense level; the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each Fund’s expenses; and potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

Janus Detroit Street Trust ½ 25

Janus Henderson Small Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee, and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party. The Board noted that the Adviser had reduced the management fees charged to JSMD, JSML, ORG, SLIM and OLD and instituted additional fee breakpoints for VNLA effective as of November 1, 2018.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, ORG, SLIM and OLD were in the 3rd, 3rd, 2nd, 2nd, 1st and 3rd quintiles, respectively, as compared to each Fund’s respective peer grouping.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that at an in-person meeting held on October 9-10, 2018, the Trustees of the Trust, including the Independent Trustees, unanimously approved amendments to the Funds’ Investment Management Agreement (“Amendment”). Specifically, the Board noted that, with respect to VNLA, the Amendment provided for a new management fee rate schedule that reduces the annual management fee rate payable by VNLA to the Adviser as VNLA’s assets grow. With respect to JSMD, JSML, OLD, ORG and SLIM, the Board noted that the Amendment provided for a reduction in the annual management fee rate payable by the Funds to Janus Capital from 50 basis points to 35 basis points and also provided for further management fee rate reductions as assets grow. The Board considered that the Funds were positioned to realize economies of scale as assets grow over time.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one year period, two year period, or both, as applicable. The Board noted that for the one and two year periods, respectively, OLD was reported to be in the 4th and 5th quintiles, SLIM was reported to be in the 1st and 1st quintiles, ORG was reported to be in the 5th and 5th quintiles, JSMD was reported to be in the 2nd and 3rd quintiles, and JSML was reported to be in the 3rd and 3rd quintiles. VNLA was reported to be in the 1st quintile for the one year period.

With respect to OLD, ORG, SLIM, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

26 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Notes

Janus Detroit Street Trust ½ 27

Janus Henderson Small Cap Growth Alpha ETF

Notes

28 ½ APRIL 30, 2019

Janus Henderson Small Cap Growth Alpha ETF

Notes

Janus Detroit Street Trust ½ 29

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93061 04-19

SEMIANNUAL REPORT

April 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

Janus Henderson Small/Mid Cap Growth Alpha ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Henderson Small/Mid Cap Growth Alpha ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index. It pursues its investment objective by using a passive index-based approach, normally investing at least 80% of its net assets in securities that comprise its underlying index.

PERFORMANCE OVERVIEW

•

U.S. equities fell sharply at the beginning of the period, then rebounded in the early months of 2019. Fears of slowing global economic growth, rising trade tensions between the U.S. and China and a rising fed funds rate all played a role in initially driving stocks lower. Stocks reversed course in January and February, after the Federal Reserve (Fed) indicated it would take a cautious approach to raising interest rates while inflation remained low. Increasing hopes that the U.S. and China were making progress toward a trade deal also supported stocks during the period. U.S. small- and mid-cap equities were up for the period, with information technology and utilities being the top-performing sectors within the Russell 2500TM Growth Index, while energy and consumer staples declined.

•

During the period, the Janus Henderson Small/Mid Cap Growth Alpha ETF (JSMD) returned 11.46% (based on NAV); its primary benchmark, the Janus Henderson Small/Mid Cap Growth Alpha Index, returned 11.71%, and its secondary benchmark, the Russell 2500 Growth Index, returned 11.86%.

•

JSMD seeks investment results that correspond generally, before fees and expenses, to the performance of the Janus Henderson Small/Mid Cap Growth Alpha Index. The strategy seeks to provide risk-adjusted outperformance relative to peers by identifying top-tier small- and mid-cap companies with some of the strongest fundamentals that the advisor believes can deliver sustainable growth in a variety of market environments.

Janus Detroit Street Trust ½ 1

Janus Henderson Small/Mid Cap Growth Alpha ETF (unaudited)

Fund At A Glance

April 30, 2019

5 Largest Equity Holdings – (% of Net Assets)
West Pharmaceutical Services, Inc.
Health Care Equipment & Supplies	3.1%
ICON PLC
Life Sciences Tools & Services	2.4%
Masimo Corp.
Health Care Equipment & Supplies	2.3%
PRA Health Sciences, Inc.
Life Sciences Tools & Services	2.1%
Ubiquiti Networks, Inc.
Communications Equipment	2.0%

11.9%

Sector Allocation – (% of Net Assets)
Consumer, Non-cyclical	31.5%
Industrial	19.4%
Technology	16.0%
Consumer, Cyclical	13.2%
Communications	7.7%
Financial	7.4%
Basic Materials	3.0%
Energy	1.7%
Investment Company Securities	0.1%

100.0%

Holdings are subject to change without notice.

2 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF (unaudited)

Performance

Average Annual Total Return for the periods ended April 30, 2019
	Fiscal Year-to-Date	One Year	Since Inception*
Janus Henderson Small/Mid Cap Growth Alpha ETF – NAV	11.46%	14.46%	21.41%
Janus Henderson Small/Mid Cap Growth Alpha ETF – Market Price	11.39%	14.65%	21.45%
Janus Henderson Small/Mid Cap Growth Alpha Index	11.71%	15.04%	21.94%
Russell 2500TM Growth Index	11.86%	12.02%	19.37%

*	The Fund commenced operations on February 23, 2016.

Total annual expense ratio as stated in the February 28, 2019 prospectus: 0.35%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

Performance depends on that of the underlying index.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

The index provider is Janus Henderson Indices LLC (“JH Indices”). JH Indices maintains the indices and calculates the index levels and performance shown or discussed, but does not manage actual assets. JH Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.

Janus Detroit Street Trust ½ 3

Janus Henderson Small/Mid Cap Growth Alpha ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Net Annualized Expense Ratio (11/1/18 - 4/30/19)
$1,000.00	$1,114.60	$1.84	$1,000.00	$1,023.06	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – 100.0%
Aerospace & Defense – 1.6%
HEICO Corp.	11,442	$1,207,474
Airlines – 0.5%
Allegiant Travel Co.	1,524	223,845
Hawaiian Holdings, Inc.	4,568	128,863

		352,708
Auto Components – 1.0%
Fox Factory Holding Corp.*	2,287	177,471
Gentex Corp.	15,626	359,867
Gentherm, Inc.*	2,109	89,337
LCI Industries	1,496	131,424

		758,099
Automobiles – 0.4%
Thor Industries, Inc.	3,319	218,623
Winnebago Industries, Inc.	1,931	68,299

		286,922
Beverages – 0.9%
MGP Ingredients, Inc.	2,853	250,693
National Beverage Corp.	7,848	439,488

		690,181
Biotechnology – 1.6%
BioSpecifics Technologies Corp.*	1,820	121,940
Enanta Pharmaceuticals, Inc.*	4,862	423,918
Ligand Pharmaceuticals, Inc.*	5,115	643,723

		1,189,581
Building Products – 3.1%
American Woodmark Corp.*	1,591	143,078
AO Smith Corp.	13,384	703,597
Builders FirstSource, Inc.*	10,823	149,141
JELD–WEN Holding, Inc.*	9,732	192,207
NCI Building Systems, Inc.*	11,839	67,719
Patrick Industries, Inc.*	2,264	112,906
PGT Innovations, Inc.*	5,482	80,366
Simpson Manufacturing Co., Inc.	4,231	269,430
Trex Co., Inc.*	5,521	382,440
Universal Forest Products, Inc.	5,747	212,352

		2,313,236
Capital Markets – 1.4%
Diamond Hill Investment Group, Inc.	167	24,128
Evercore, Inc. - Class A	1,957	190,671
Hamilton Lane, Inc. - Class A	1,241	60,635
Houlihan Lokey, Inc.	1,650	81,378
MarketAxess Holdings, Inc.	1,940	539,960
Victory Capital Holdings, Inc. - Class A*	690	11,378
Virtu Financial, Inc. - Class A	5,068	124,572

		1,032,722
Chemicals – 3.2%
Balchem Corp.	5,223	530,187
Chase Corp.	1,523	142,659
Livent Corp.*	23,645	254,893
Westlake Chemical Corp.	20,766	1,448,429

		2,376,168
Commercial Banks – 2.7%
Ameris Bancorp	2,271	82,801
Bank OZK	6,146	200,667
Baycom Corp.*	521	12,009
Byline Bancorp, Inc.*	1,735	34,735

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Commercial Banks – (continued)
Cadence BanCorp	6,292	$ 143,143
CenterState Bank Corp.	6,224	153,628
Eagle Bancorp, Inc.*	1,645	90,903
Esquire Financial Holdings, Inc.*	360	9,050
FB Financial Corp.	1,466	53,861
First Choice Bancorp	560	11,906
First Foundation, Inc.	2,124	30,182
First Hawaiian, Inc.	6,443	178,149
FVCBankcorp, Inc.*	656	10,758
Home BancShares, Inc.	8,059	154,652
Independent Bank Group, Inc.	2,085	118,845
LegacyTexas Financial Group, Inc.	2,319	92,945
Live Oak Bancshares, Inc.	1,695	29,612
Pacific Premier Bancorp, Inc.	2,984	86,745
People’s Utah Bancorp	894	25,434
Plumas Bancorp	252	6,590
Preferred Bank	731	35,958
RBB Bancorp	956	18,508
ServisFirst Bancshares, Inc.	2,549	86,513
Southern First Bancshares, Inc.*	358	13,178
TriState Capital Holdings, Inc.*	1,398	32,517
Veritex Holdings, Inc.	2,569	68,104
Western Alliance Bancorp*	5,015	239,617

		2,021,010
Commercial Services & Supplies – 2.3%
Healthcare Services Group, Inc.	6,965	235,765
McGrath RentCorp	2,282	141,484
Rollins, Inc.	30,834	1,192,351
Viad Corp.	1,911	117,163

		1,686,763
Communications Equipment – 2.8%
Lumentum Holdings, Inc.*	9,530	590,574
Ubiquiti Networks, Inc.	8,807	1,501,153

		2,091,727
Construction & Engineering – 0.5%
Argan, Inc.	1,469	70,247
Comfort Systems USA, Inc.	3,478	188,160
Construction Partners, Inc. - Class A*	1,127	14,764
NV5 Global, Inc.*	1,179	74,678

		347,849
Construction Materials – 0.9%
Eagle Materials, Inc.	7,435	675,916
Consumer Finance – 0.8%
Credit Acceptance Corp.*	904	448,583
Green Dot Corp. - Class A*	2,525	161,019

		609,602
Distributors – 0.6%
Pool Corp.	2,374	436,199
Diversified Consumer Services – 1.1%
Bright Horizons Family Solutions, Inc.*	3,529	452,242
Grand Canyon Education, Inc.*	2,906	336,776

		789,018
Diversified Telecommunication Services – 0.0%
Bandwidth, Inc. - Class A*	409	30,847
Electrical Equipment – 2.0%
Acuity Brands, Inc.	3,765	550,933
Atkore International Group, Inc.*	4,337	107,384

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Electrical Equipment – (continued)
Sensata Technologies Holding PLC*	15,488	$ 773,471
TPI Composites, Inc.*	3,254	100,711

		1,532,499
Electronic Equipment & Instruments – 5.7%
Cognex Corp.	21,266	1,072,444
Coherent, Inc.*	3,046	450,838
Control4 Corp.*	3,319	57,784
IPG Photonics Corp.*	6,635	1,159,334
Littelfuse, Inc.	3,096	622,451
Methode Electronics, Inc.	4,634	136,749
Napco Security Technologies, Inc.*	2,313	57,316
SYNNEX Corp.	6,417	692,266

		4,249,182
Energy Equipment & Services – 0.6%
Cactus, Inc. - Class A*	3,515	127,594
Liberty Oilfield Services, Inc. - Class A	6,549	97,646
ProPetro Holding Corp.*	9,357	207,070
Solaris Oilfield Infrastructure, Inc. - Class A	2,606	44,276

		476,586
Equity Real Estate Investment Trusts (REITs) – 1.5%
CareTrust, Inc.	1,631	39,552
CoreSite Realty Corp.	675	73,852
CubeSmart	3,435	109,611
Gaming and Leisure Properties, Inc.	3,934	158,855
Hudson Pacific Properties, Inc.	2,830	98,654
Jernigan Capital, Inc.	377	7,943
Medical Properties Trust, Inc.	6,983	121,923
Ryman Hospitality Properties, Inc.	942	74,983
STAG Industrial, Inc.	2,064	59,402
STORE Capital Corp.	4,066	135,479
Sun Communities, Inc.	1,584	194,959
Terreno Realty Corp.	1,121	50,052

		1,125,265
Food & Staples Retailing – 0.6%
Sprouts Farmers Market, Inc.*	20,892	447,507
Food Products – 0.4%
Calavo Growers, Inc.	2,955	283,119
Health Care Equipment & Supplies – 8.1%
Cantel Medical Corp.	10,434	719,320
FONAR Corp.*	1,589	31,526
Inogen, Inc.*	5,456	476,309
Masimo Corp.*	13,272	1,727,351
Neogen Corp.*	13,025	790,096
West Pharmaceutical Services, Inc.	18,524	2,293,086

		6,037,688
Health Care Providers & Services – 2.2%
AMN Healthcare Services, Inc.*	11,719	610,091
HealthEquity, Inc.*	15,563	1,054,393

		1,664,484
Health Care Technology – 0.1%
Simulations Plus, Inc.	4,366	98,366
Hotels, Restaurants & Leisure – 2.0%
BJ’s Restaurants, Inc.	1,268	63,286
Chuy’s Holdings, Inc.*	1,022	20,328
Dave & Buster’s Entertainment, Inc.	2,330	132,437
Hilton Grand Vacations, Inc.*	5,838	187,049
Planet Fitness, Inc. - Class A*	5,034	381,074

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Texas Roadhouse, Inc.	4,320	$ 233,323
Wingstop, Inc.	1,765	132,851
Wyndham Hotels & Resorts, Inc.	5,823	324,458

		1,474,806
Household Durables – 3.3%
Cavco Industries, Inc.*	550	68,623
Century Communities, Inc.*	1,813	46,105
Hooker Furniture Corp.	713	21,255
Installed Building Products, Inc.*	1,801	86,502
iRobot Corp.*	1,676	173,533
LGI Homes, Inc.*	1,366	94,677
NVR, Inc.*	219	690,393
PulteGroup, Inc.	16,552	520,726
Roku, Inc.*	4,653	295,884
Toll Brothers, Inc.	8,786	334,747
TopBuild Corp.*	2,082	148,301

		2,480,746
Insurance – 0.2%
Goosehead Insurance, Inc. - Class A	649	19,775
Health Insurance Innovations, Inc. - Class A*	689	16,067
Kingstone Companies, Inc.	515	5,979
Kinsale Capital Group, Inc.	1,016	73,762
Universal Insurance Holdings, Inc.	1,666	49,630

		165,213
Interactive Media & Services – 0.3%
Cargurus, Inc.*	2,768	112,768
Match Group, Inc.	2,111	127,505

		240,273
Internet & Catalog Retail – 1.0%
Duluth Holdings, Inc. - Class B*	1,759	28,003
Etsy, Inc.*	7,254	489,935
Shutterfly, Inc.*	2,027	88,844
Stamps.com, Inc.*	1,091	93,608
Stitch Fix, Inc. - Class A*	2,528	67,371

		767,761
IT Services – 3.3%
EPAM Systems, Inc.*	6,765	1,213,371
Euronet Worldwide, Inc.*	6,456	967,690
USA Technologies, Inc.*	7,403	41,975
Verra Mobility Corp.*	19,545	264,248

		2,487,284
Leisure Equipment & Products – 0.5%
Brunswick Corp.	5,244	268,545
Malibu Boats, Inc. - Class A*	1,255	52,233
Marine Products Corp.	2,079	31,538
MasterCraft Boat Holdings, Inc.*	1,128	27,907

		380,223
Life Sciences Tools & Services – 5.1%
Cambrex Corp.*	8,404	361,540
ICON PLC*	13,472	1,840,006
PRA Health Sciences, Inc.*	16,324	1,580,489

		3,782,035
Machinery – 6.4%
Alamo Group, Inc.	1,107	114,729
Graco, Inc.	15,600	799,500
John Bean Technologies Corp.	2,982	327,394

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Machinery – (continued)
Kadant, Inc.	1,051	$ 103,093
Middleby Corp.*	5,256	694,475
Nordson Corp.	5,411	789,735
Proto Labs, Inc.*	2,546	279,525
RBC Bearings, Inc.*	2,343	322,280
Toro Co.	10,019	732,890
WABCO Holdings, Inc.*	4,850	642,334

		4,805,955
Media – 1.1%
Altice USA, Inc. - Class A	15,590	367,300
AMC Networks, Inc. - Class A*	1,393	81,365
Cable One, Inc.	175	185,593
Entravision Communications Corp. - Class A	2,002	5,746
Nexstar Media Group, Inc. - Class A	1,413	165,392

		805,396
Metals & Mining – 0.3%
Warrior Met Coal, Inc.	8,348	258,788
Mortgate Real Estate Investment Trusts (REITs) – 0.5%
Cherry Hill Mortgage Investment Corp.	776	13,394
New Residential Investment Corp.	19,614	329,711

		343,105
Multiline Retail – 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	3,790	362,476
Oil, Gas & Consumable Fuels – 0.8%
Alta Mesa Resources, Inc. - Class A*	16,436	3,616
Callon Petroleum Co.*	21,288	159,873
Falcon Minerals Corp.*	4,286	37,160
Jagged Peak Energy, Inc.*	19,913	210,480
Magnolia Oil & Gas Corp.*	14,605	192,494

		603,623
Personal Products – 0.4%
USANA Health Sciences, Inc.*	3,926	327,664
Pharmaceuticals – 2.3%
Corcept Therapeutics, Inc.*	28,238	349,587
Innoviva, Inc.*	25,290	354,819
Phibro Animal Health Corp. - Class A	5,071	176,014
Prestige Consumer Healthcare, Inc.*	12,955	381,136
Supernus Pharmaceuticals, Inc.*	13,085	480,612

		1,742,168
Professional Services – 2.9%
ASGN, Inc.*	4,953	312,237
BG Staffing, Inc.	959	22,412
Insperity, Inc.	3,864	461,980
Korn Ferry	5,349	251,510
Robert Half International, Inc.	11,237	697,705
TriNet Group, Inc.*	6,620	412,691
Willdan Group, Inc.*	1,031	40,755

		2,199,290
Real Estate Management & Development – 0.3%
Consolidated–Tomoka Land Co.	100	6,200
HFF, Inc. - Class A	718	34,169
Jones Lang LaSalle, Inc.	835	129,066
Marcus & Millichap, Inc.*	714	30,773
Newmark Group, Inc. -	5,261	44,824
RMR Group, Inc. - Class A	277	16,022

		261,054

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Road & Rail – 1.8%
Knight–Swift Transportation Holdings, Inc.	16,468	$ 549,208
Landstar System, Inc.	3,784	412,305
PAM Transportation Services, Inc.*	563	28,161
Saia, Inc.*	2,440	157,111
Schneider National, Inc. - Class B	8,570	179,113

		1,325,898
Semiconductors & Semiconductor Equipment – 4.4%
Cabot Microelectronics Corp.	3,628	458,035
FormFactor, Inc.*	9,328	176,766
Ichor Holdings, Ltd.*	2,784	70,101
MKS Instruments, Inc.	6,787	617,685
Monolithic Power Systems, Inc.	5,324	829,000
ON Semiconductor Corp.*	50,988	1,175,783

		3,327,370
Software – 11.7%
Anaplan, Inc.*	15,650	616,140
Aspen Technology, Inc.*	8,724	1,063,543
Avalara, Inc.*	8,700	512,169
Carbon Black, Inc.*	8,505	116,859
CDK Global, Inc.	15,619	942,138
Ebix, Inc.	3,914	197,579
LogMeIn, Inc.	6,370	524,888
Paycom Software, Inc.*	7,149	1,447,887
Paylocity Holding Corp.*	6,625	639,644
Qualys, Inc.*	4,931	445,072
ShotSpotter, Inc.*	1,355	71,409
Trade Desk, Inc. - Class A*	4,701	1,041,177
Tyler Technologies, Inc.*	4,796	1,112,240

		8,730,745
Specialty Retail – 1.7%
Boot Barn Holdings, Inc.*	1,708	49,173
Camping World Holdings, Inc. - Class A	2,258	33,689
Five Below, Inc.*	3,361	492,017
Floor & Decor Holdings, Inc. - Class A*	5,892	282,934
Lithia Motors, Inc. - Class A	1,348	153,025
MarineMax, Inc.*	1,378	23,826
Penske Automotive Group, Inc.	5,116	234,927

		1,269,591
Textiles, Apparel & Luxury Goods – 0.9%
Columbia Sportswear Co.	4,107	410,577
Skechers U.S.A., Inc. - Class A*	8,065	255,338
Superior Group of Companies, Inc.	925	15,484

		681,399
Thrifts & Mortgage Finance – 0.8%
Axos Financial, Inc.*	2,922	95,608
Bridgewater Bancshares, Inc.*	1,435	15,340
Essent Group, Ltd.*	4,695	222,778
FS Bancorp, Inc.	212	10,958
Greene County Bancorp, Inc.	406	12,554
Merchants Bancorp	1,372	33,175
NMI Holdings, Inc. - Class A*	3,173	89,098
OP Bancorp	758	7,140
Sterling Bancorp, Inc.	2,534	24,808
Walker & Dunlop, Inc.	1,492	81,985

		593,444
Trading Companies & Distributors – 0.9%
BMC Stock Holdings, Inc.*	6,342	130,518
EVI Industries, Inc.#	1,086	39,639

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
GMS, Inc.*	3,886	$ 68,471
Rush Enterprises, Inc. - Class A	3,434	145,636
SiteOne Landscape Supply, Inc.*	3,865	260,115

		644,379
Total Common Stocks (cost $69,778,793)		74,871,404
Investment Companies – 0.0%
Investments Purchased with Cash Collateral from Securities Lending – 0.0%
Janus Henderson Cash Collateral Fund LLC, 2.4094%¥,£	26,425	26,425
Money Markets – 0.0%
State Street Institutional U.S. Government Money Market Fund, 2.4248%¥	31,259	31,259
Total Investment Companies (total cost $57,684) – 0.0%		57,684
Total Investments (total cost $69,836,477) – 100.0%		74,929,088
Liabilities, net of Cash, Receivables and Other Assets – 0.0%		(33,187)
Net Assets – 100%		$74,895,901

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$73,089,082	97.5%
Ireland	1,840,006	2.5
Total	$74,929,088	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income		Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 4/30/19
Investment Companies – 0%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	$7,878	Δ	$—	$—	$26,425

	Share Balance at 10/31/18		Purchases	Sales	Share Balance at 4/30/19
Investment Companies – 0%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	847,850		7,230,237	(8,051,662)	26,425

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Schedule of Investments and Other Information (unaudited)

Janus Henderson Small/Mid Cap Growth Alpha Index	Janus Henderson Small/Mid Cap Growth Alpha Index is designed to systematically identify small- and mid-capitalization stocks that are poised for sustainable growth (Smart Growth®) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and selects the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Triton Fund.

Russell 2500™ Growth Index	Russell 2500™ Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.

LLC	Limited Liability Company

PLC	Public Limited Company

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at April 30, 2019.

ºº	Rate reflects 7 day yield as of April 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Common Stocks	$74,871,404	$—	$—

Investment Companies

Money Markets	31,259	—	—

All Other	—	26,425	—

Total Assets	$74,902,663	$26,425	$—

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2019

Assets:
Unaffiliated investments, at value(1)(2)	$74,902,663
Affiliated investments, at value(3)	26,425
Receivables:
Receivable for fund units sold	4,540,202
Dividends	11,941
Affiliated securities lending income, net	284
Due from Investment Manager	2,940
Total Assets	79,484,455
Liabilities:
Collateral on securities loaned (Note 2)	26,425
Payables:
Investments purchased	4,542,645
Management fees	19,484
Total Liabilities	4,588,554
Net Assets	$74,895,901
Net Assets Consists of:
Capital (par value and paid-in surplus)	$70,793,208
Total distributable earnings (loss)	4,102,693
Total Net Assets	$74,895,901
Net Assets	$74,895,901
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	1,652,000
Net Asset Value Per Share	$45.34

(1)	Includes cost of $69,810,052.
(2)	Includes $25,872 of securities on loan. See Note 2 in Notes to Financial Statements.
(3)	Includes cost of $26,425.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 13

Janus Henderson Small/Mid Cap Growth Alpha ETF

Statement of Operations (unaudited)

For the period ended April 30, 2019

Investment Income:
Dividends	$231,502
Affiliated securities lending income, net	7,878
Total Investment Income	239,380
Expenses:
Management Fees	93,896
Total Expenses	93,896
Net Investment Income/(Loss)	145,484
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(956,896)
Total Net Realized Gain/(Loss) on Investments	$(956,896)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	$7,232,368
Total Change in Unrealized Net Appreciation/Depreciation	7,232,368
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,420,956

See Notes to Financial Statements.

14 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018
Operations:
Net investment income/(loss)	$145,484	$132,339
Net realized gain/(loss) on investments	(956,896)	5,775,355
Change in unrealized net appreciation/depreciation	7,232,368	(4,563,367)
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,420,956	1,344,327
Dividends and Distributions to Shareholders:
Dividends and Distributions	(130,948)	(119,256)
Net Decrease from Dividends and Distributions to Shareholders	(130,948)	(119,256)
Capital Share Transactions	17,506,953	27,735,957
Net Increase/(Decrease) in Net Assets	23,796,961	28,961,028
Net Assets:
Beginning of period	51,098,940	22,137,912
End of period	$74,895,901	$51,098,940

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 15

Janus Henderson Small/Mid Cap Growth Alpha ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2019 (unaudited) and each year or period ended October 31	2019	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$40.81	$36.77	$28.82	$24.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.15	0.10	0.18
Net realized and unrealized gain/(loss)	4.30	4.03	7.99	3.93
Total from Investment Operations	4.41	4.18	8.09	4.11
Less Dividends and Distributions:
Dividends (from net investment income)	0.12	(0.14)	(0.14)	(0.04)
Total Dividends and Distributions	0.12	(0.14)	(0.14)	(0.04)
Net Asset Value, End of Period	$45.34	$40.81	$36.77	$28.82
Total Return*	11.46%	11.37%	28.14%	16.60%
Net assets, End of Period (in thousands)	$74,896	$51,099	$22,138	$10,146
Average Net Assets for the Period (in thousands)	$54,100	$36,173	$16,594	$5,482
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.50%	0.50%	0.50%
Ratio of Net Investment Income/(Loss)	0.54%	0.37%	0.31%	0.93%
Portfolio Turnover Rate(3)	45%	79%	76%	65%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from February 23, 2016 (commencement of operations) through October 31, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

16 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers seven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares, and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

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Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date

18 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether

Janus Detroit Street Trust ½ 19

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the “Offsetting Assets and Liabilities” section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Deutsche Bank	$25,872	$—	$(25,872)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

20 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $25,872 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2019 is $26,425, resulting in the net amount due to the counterparty of $553.

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. Effective, November 1, 2018, the Fund’s management fee is calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

Janus Detroit Street Trust ½ 21

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

For the period ended April 30, 2019, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund.

Due to an administrative oversight by its administrator, the Fund’s Distribution and Servicing Plan, pursuant to Rule 12b-1 under the 1940 Act that was originally approved at the time of the Fund’s formation (“Initial Rule 12b-1 Plan”), could be viewed to have expired on or about February 11, 2017. The Initial Rule 12b-1 Plan was never implemented, and 12b-1 fees were not charged, prior to its potential expiration. At an in-person meeting held on July 18, 2018, the Fund’s Board of Trustees (“Board”) approved a new Rule 12b-1 Plan (the “Plan”) with respect to the Fund, with terms that are substantively identical to the Initial Rule 12b-1 Plan. Because the Fund has commenced operations, the Plan must also be approved by the Fund’s shareholders prior to implementation. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan. The Plan would permit compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan would permit the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. However, implementation of the Plan and imposition of the 12b-1 fee would require prior approval by Fund shareholders via proxy vote. Janus Capital does not anticipate seeking such approval at this time. Because 12b-1 fees are paid out of the fund assets on an ongoing basis, to the extent that such a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. If implemented, the Plan fee may cost an investor more than other types of sales charges.

As of April 30, 2019, Janus Capital owned 2,000 shares or less than 0.12% of the Fund.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2019, the Fund engaged in cross trades amounting to $734,257 in purchases and $264,804 in sales, resulting in a net realized loss of $65,740. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2019 can be found in a table located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

During the year ended October 31, 2018, capital loss carryovers of $34,497 were utilized by the Fund.

22 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2019 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$69,935,480	$7,438,296	$(2,444,688)	$4,993,608

5. Capital Share Transactions

	Period ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	850,000	$35,269,377	1,100,000	$47,454,865
Shares repurchased	(450,000)	(17,762,424)	(450,000)	(19,718,908)
Net Increase/(Decrease)	400,000	$17,506,953	650,000	$27,735,957

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$25,264,130	$25,271,938	$—	$—

For the period ended April 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$35,270,443	$17,713,198	$—	$—

During the period ended April 30, 2019, the Fund had net realized gain/(loss) of $1,935,086 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for funds with fiscal years, ending after December 15, 2018. Management is currently evaluating the impacts of ASU 2017-08 on the Fund’s financial statements.

Janus Detroit Street Trust ½ 23

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes to Financial Statements (unaudited)

8. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2019 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

24 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Licensing Agreements

Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to Janus Capital or the Fund. JH Indices has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING

LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Detroit Street Trust ½ 25

Janus Henderson Small/Mid Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in-person on April 17, 2019 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), The Obesity ETF (“SLIM”), The Organics ETF (“ORG”), and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD, SLIM and ORG, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board reviewed the materials provided to it relating to its consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since inception of the Funds. The Trustees previously met via telephone on March 6, 2019 and April 5, 2019 to discuss certain information provided by the Adviser.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services provided to the Funds by the Adviser; the Adviser’s personnel and operations; each Fund’s expense level; the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each Fund’s expenses; and potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

26 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee, and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party. The Board noted that the Adviser had reduced the management fees charged to JSMD, JSML, ORG, SLIM and OLD and instituted additional fee breakpoints for VNLA effective as of November 1, 2018.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, ORG, SLIM and OLD were in the 3rd, 3rd, 2nd, 2nd, 1st and 3rd quintiles, respectively, as compared to each Fund’s respective peer grouping.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that at an in-person meeting held on October 9-10, 2018, the Trustees of the Trust, including the Independent Trustees, unanimously approved amendments to the Funds’ Investment Management Agreement (“Amendment”). Specifically, the Board noted that, with respect to VNLA, the Amendment provided for a new management fee rate schedule that reduces the annual management fee rate payable by VNLA to the Adviser as VNLA’s assets grow. With respect to JSMD, JSML, OLD, ORG and SLIM, the Board noted that the Amendment provided for a reduction in the annual management fee rate payable by the Funds to Janus Capital from 50 basis points to 35 basis points and also provided for further management fee rate reductions as assets grow. The Board considered that the Funds were positioned to realize economies of scale as assets grow over time.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one year period, two year period, or both, as applicable. The Board noted that for the one and two year periods, respectively, OLD was reported to be in the 4th and 5th quintiles, SLIM was reported to be in the 1st and 1st quintiles, ORG was reported to be in the 5th and 5th quintiles, JSMD was reported to be in the 2nd and 3rd quintiles, and JSML was reported to be in the 3rd and 3rd quintiles. VNLA was reported to be in the 1st quintile for the one year period.

With respect to OLD, ORG, SLIM, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Detroit Street Trust ½ 27

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes

28 ½ APRIL 30, 2019

Janus Henderson Small/Mid Cap Growth Alpha ETF

Notes

Janus Detroit Street Trust ½ 29

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93062 04-19

SEMIANNUAL REPORT

April 30, 2019

The Long-Term Care ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

The Long-Term Care ETF (unaudited)

INVESTMENT OBJECTIVE

The Long-Term Care ETF seeks investment results that correspond generally to the performance, before fees and expenses, of an index which is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including companies owning or operating senior living facilities, nursing services, specialty hospitals and senior housing, biotech companies for age-related illnesses, and companies that sell products and services to such facilities.

PERFORMANCE OVERVIEW

•

Despite volatility, global equities were up for the six-month period. Fears of slowing global economic growth, rising trade tensions between the U.S. and China and a rising fed funds rate all played a role in driving stocks lower in the beginning of the period. Stocks reversed course in January and February, after the Federal Reserve (Fed) indicated it would take a cautious approach to raising interest rates while inflation remained low. Increasing hopes that the U.S. and China were making progress toward a trade deal also supported stocks during the period.

•

During the period, The Long-Term Care ETF (OLD) returned 5.98% (based on NAV); its primary benchmark, the Solactive Long-Term Care Index, returned 6.15%, and its secondary benchmark, the MSCI All Country World Index, returned 9.37%.

•

The underlying Solactive Long-Term Care Index underperformed the broader market as represented by the MSCI All Country World IndexSM. Within the Solactive Long-Term Care Index, real estate development delivered negative returns on a sub-industry basis while human resource and employment services delivered the strongest returns.

•

OLD seeks investment results that correspond generally, before fees and expenses, to the performance of the Solactive Long-Term Care Index. It seeks exposure to companies globally that are positioned to profit from providing long-term care to the aging population. These include companies owning or operating senior living facilities, nursing services, specialty hospitals or senior housing, as well as biotech companies for age-related illnesses and companies that sell products and services to such facilities.

Janus Detroit Street Trust ½ 1

The Long-Term Care ETF (unaudited)

Fund At A Glance

April 30, 2019

5 Largest Equity Holdings – (% of Net Assets)
Welltower, Inc.
Equity Real Estate Investment Trusts (REITs)	18.2%
Ventas, Inc.
Equity Real Estate Investment Trusts (REITs)	13.3%
HCP, Inc.
Equity Real Estate Investment Trusts (REITs)	8.7%
Omega Healthcare Investors, Inc.
Equity Real Estate Investment Trusts (REITs)	4.3%
Amedisys, Inc.
Health Care Providers & Services	4.1%

48.6%

Sector Allocation – (% of Net Assets)
Financial	66.6%
Consumer, Non-cyclical	31.6%
Communications Services	1.5%
Investment Company Securities	0.8%
Consumer, Cyclical	0.2%

100.7%

Holdings are subject to change without notice.

2 ½ APRIL 30, 2019

The Long-Term Care ETF (unaudited)

Performance

Average Annual Total Return for the periods ended April 30, 2019
	Fiscal year-to-date	One Year	Since Inception*
The Long-Term Care ETF – NAV	5.98%	20.65%	4.94%
The Long-Term Care ETF – Market Price	5.30%	20.18%	4.83%
Solactive Long-Term Care Index	6.15%	21.19%	5.44%
MSCI All Country World IndexSM	9.37%	5.06%	11.06%

*	The Fund commenced operations on June 8, 2016.

Total annual expense ratio as stated in the February 28, 2019 prospectus: 0.35%

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

Performance depends on that of the underlying index.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

Solactive Indices were created by and are maintained by, Solactive AG. For detailed information on how stocks are selected for inclusion in the Underlying Index, see solactive.com. Solactive is not affiliated with Janus Henderson or ALPS.

Janus Detroit Street Trust ½ 3

The Long-Term Care ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Net Annualized Expense Ratio (11/1/18 - 4/30/19)
$1,000.00	$1,059.80	$1.79	$1,000.00	$1,023.06	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 ½ APRIL 30, 2019

The Long-Term Care ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – 99.9%
Equity Real Estate Investment Trusts (REITs) – 62.9%
Aedifica SA	4,551	$408,025
CareTrust, Inc.	18,121	439,434
HCP, Inc.	47,333	1,409,577
Ingenia Communities Group	40,514	87,543
LTC Properties, Inc.	7,512	338,491
National Health Investors, Inc.	7,949	599,593
New Senior Investment Group, Inc.	15,511	86,706
Omega Healthcare Investors, Inc.	20,071	710,313
Sabra Health Care, Inc.	33,820	661,519
Senior Housing Properties Trust	45,152	362,571
Ventas, Inc.	35,336	2,159,383
Welltower, Inc.	39,598	2,951,239

		10,214,394
Health Care Providers & Services – 35.2%
Addus HomeCare Corp.*	2,071	140,621
Ambea AB(144A)	5,111	41,450
Amedisys, Inc.*	5,198	664,408
Arvida Group, Ltd.	66,630	57,766
Attendo AB(144A)	19,801	107,786
Brookdale Senior Living, Inc.*	35,036	216,523
Capital Senior Living Corp.*	4,590	19,278
Charm Care Corp. KK	1,100	16,611
Chartwell Retirement Residences	40,177	438,745
Elan Corp.	2,500	38,243
Ensign Group, Inc.	10,124	521,589
Estia Health, Ltd.	38,293	77,893
Extendicare, Inc.#	16,992	103,200
Genesis Healthcare, Inc.*	11,525	14,983
Japara Healthcare, Ltd.	47,188	51,148
Korian SA	9,060	364,106
LHC Group, Inc.*	5,658	628,660
Mediterranean Towers, Ltd.	16,309	30,874
Metlifecare, Ltd.	32,188	106,258
N Field Co., Ltd.	2,200	14,353
National HealthCare Corp.	1,969	148,522
NichiiGakkan Co., Ltd.	6,800	83,582
Oceania Healthcare, Ltd.	63,773	45,507
Orpea	5,442	662,945
Regis Healthcare, Ltd.	25,652	61,027
Ryman Healthcare, Ltd.	76,213	617,541
Sienna Senior Living, Inc.	12,562	172,573
St-Care Holding Corp.	2,100	9,844
Summerset Group Holdings, Ltd.	40,304	150,790
Tsukui Corp.	9,400	58,284
UNIMAT Retirement Community Co., Ltd.	700	11,438
Viemed Healthcare, Inc.*	6,430	37,762

		5,714,310
Professional Services – 1.5%
SMS Co., Ltd.	12,700	244,344
Real Estate Management & Development – 0.3%
Lifestyle Communities, Ltd.	10,756	39,367
Total Common Stocks (cost $15,656,973)		16,212,415
Investment Companies – 0.8%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº,£	83,750	83,750
Money Markets – 0.3%
State Street Institutional U.S. Government Money Market Fund, 2.4248%ºº	55,688	55,688
Total Investment Companies (cost $139,438)		139,438
Total Investments (total cost $15,796,411) – 100.7%		16,351,853
Liabilities, net of Cash, Receivables and Other Assets – (0.7%)		(120,704)
Net Assets – 100%		$16,231,149

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

The Long-Term Care ETF

Schedule of Investments (unaudited)

April 30, 2019

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$12,250,610	74.9%
France	1,027,051	6.3
New Zealand	977,862	6.0
Canada	714,518	4.4
Japan	476,699	2.9
Belgium	408,025	2.5
Australia	316,978	1.9
Sweden	149,236	0.9
Israel	30,874	0.2
Total	$16,351,853	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 4/30/19
Investment Companies – 0.5%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	$33Δ	$ —	$ —	$83,750

	Share Balance at 10/31/18	Purchases	Sales	Share Balance at 4/30/19
Investment Companies – 0.5%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	—	641,250	(557,500)	83,750

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2019

The Long-Term Care ETF

Notes to Schedule of Investments and Other Information (unaudited)

Solactive Long-Term Care Index	Solactive Long-Term Care Index is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including: companies owning or operating senior living facilities, nursing services, specialty hospitals, and senior housing, biotech companies for age-related illnesses and companies that sell products and services to such facilities.

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2019 is 149,236 which represents 0.9% of net assets.

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at April 30, 2019.

ºº	Rate shown is the 7-day yield as of April 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Common Stocks

Health Care Providers & Services	$5,481,955	$232,355	$—

Professional Services	—	244,344	—

All Other	10,253,761	—	—

Investment Companies

Money Markets	55,688	—	—

All Other	—	83,750	—

Total Assets	$15,791,404	$560,449	$—

Janus Detroit Street Trust ½ 7

The Long-Term Care ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2019

Assets:
Unaffiliated investments, at value(1)(2)	$16,268,103
Affiliated investments, at value(3)	83,750
Cash denominated in foreign currency(4)	847
Receivables:
Investments sold	387,492
Dividends	41,531
Affiliated securities lending income, net	21
Total Assets	16,781,744
Liabilities:
Collateral on securities loaned (Note 3)	83,750
Payables:
Investments purchased	462,192
Management fees	4,653
Total Liabilities	550,595
Net Assets	$16,231,149
Net Assets Consists of:
Capital (par value and paid-in surplus)	$15,965,604
Total distributable earnings (loss)	265,545
Total Net Assets	$16,231,149
Net Assets	$16,231,149
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	600,001
Net Asset Value Per Share	$27.05

(1)	Includes cost of $15,712,661.
(2)	Includes $79,582 of securities on loan. See Note 3 in Notes to Financial Statements.
(3)	Includes cost of $83,750.
(4)	Includes cost of $849.

See Notes to Financial Statements.

8 ½ APRIL 30, 2019

The Long-Term Care ETF

Statement of Operations (unaudited)

For the period ended April 30, 2019

Investment Income:
Dividends	$276,223
Affiliated securities lending income, net	33
Foreign tax withheld	(5,927)
Total Investment Income	270,329
Expenses:
Management Fees	22,873
Total Expenses	22,873
Net Investment Income/(Loss)	247,456
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(92,458)
Total Net Realized Gain/(Loss) on Investments	$(92,458)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	$462,002
Total Change in Unrealized Net Appreciation/Depreciation	$462,002
Net Increase/(Decrease) in Net Assets Resulting from Operations	$617,000

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

The Long-Term Care ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018
Operations:
Net investment income/(loss)	$247,456	$220,111
Net realized gain/(loss) on investments	(92,458)	56,886
Change in unrealized net appreciation/depreciation	462,002	459,538
Net Increase/(Decrease) in Net Assets Resulting from Operations	617,000	736,535
Dividends and Distributions to Shareholders:
Dividends and Distributions	(143,259)	(220,395)
Net Decrease from Dividends and Distributions to Shareholders	(143,259)	(220,395)
Capital Share Transactions	8,009,271	(2,512,201)
Net Increase/(Decrease) in Net Assets	8,483,012	(1,996,061)
Net Assets:
Beginning of period	7,748,137	9,744,198
End of period	$16,231,149	$7,748,137

See Notes to Financial Statements.

10 ½ APRIL 30, 2019

The Long-Term Care ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2019 (unaudited) and each year or period ended October 31	2019	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$25.83	$24.36	$24.49	$25.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.50	0.56	0.66	0.21
Net realized and unrealized gain/(loss)	1.03	1.46	(0.01)	(0.84)
Total from Investment Operations	1.53	2.02	0.65	(0.63)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.55)	(0.72)	(0.21)
Return of Capital	—	—	(0.06)	(0.05)
Total Dividends and Distributions	(0.31)	(0.55)	(0.78)	(0.26)
Net Asset Value, End of Period	$27.05	$25.83	$24.36	$24.49
Total Return*	5.98%	8.44%	2.66%	(2.56)%
Net assets, End of Period (in thousands)	$16,231	$7,748	$9,744	$4,898
Average Net Assets for the Period (in thousands)	$13,178	$9,702	$7,044	$2,627
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.50%	0.50%	0.50%
Ratio of Net Investment Income/(Loss)	3.79%	2.27%	2.63%	2.07%
Portfolio Turnover Rate(3)	9%	38%	19%	5%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 8, 2016 (commencement of operations) through October 31, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Long-Term Care ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers seven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including companies owning or operating senior living facilities, nursing services, specialty hospitals, and senior housing, biotech companies for age-related illnesses, and companies that sell products and services to such facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares, and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to

12 ½ APRIL 30, 2019

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were transfers of $209,826 from Level 1 to Level 2 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Detroit Street Trust ½ 13

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

14 ½ APRIL 30, 2019

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting

Janus Detroit Street Trust ½ 15

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Deutsche Bank	$79,582	$—	$(79,582)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned

16 ½ APRIL 30, 2019

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $79,582 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2019 is $83,750, resulting in the net amount due to the counterparty of $4,168.

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. Effective, November 1, 2018, the Fund’s management fee is calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

For the period ended April 30, 2019, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, State Street Global Markets, an affiliate of State Street, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.

Due to an administrative oversight by its administrator, the Fund’s Distribution and Servicing Plan, pursuant to Rule 12b-1 under the 1940 Act that was originally approved at the time of the Fund’s formation (“Initial Rule 12b-1 Plan”), could be viewed to have expired on or about February 11, 2017. The Initial Rule 12b-1 Plan was never implemented, and 12b-1 fees were not charged, prior to its potential expiration. At an in-person meeting held on July 18, 2018, the Fund’s Board of Trustees (“Board”) approved a new Rule 12b-1 Plan (the “Plan”) with respect to the Fund, with terms that are substantively identical to the Initial Rule 12b-1 Plan. Because the Fund has commenced operations, the Plan must also be approved by the Fund’s shareholders prior to implementation. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan. The Plan would permit compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan would permit the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. However, implementation of the Plan and imposition of the 12b-1 fee would require prior approval by Fund shareholders via proxy vote. Janus Capital does not anticipate seeking such approval at this time. Because 12b-1 fees are paid out of the fund assets on an ongoing basis, to the extent that such a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. If implemented, the Plan fee may cost an investor more than other types of sales charges.

Janus Detroit Street Trust ½ 17

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

As of April 30, 2019, Janus Capital owned 1 shares or 0.00% of the Fund.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2019 can be found in a table located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule For the year ended October 31, 2018 No Expiration		Accumulated Capital Losses
Short-Term	Long-Term
$(78,838)	$(238,609)	$(317,447)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2019 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$15,821,105	$1,241,436	$(710,688)	$530,748

5. Capital Share Transactions

	Period ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	300,000	$8,009,271	—	$—
Shares repurchased	—	—	(100,000)	$(2,512,201)
Net Increase/(Decrease)	300,000	$8,009,271	(100,000)	$(2,512,201)

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,227,129	$1,133,709	$—	$—

18 ½ APRIL 30, 2019

The Long-Term Care ETF

Notes to Financial Statements (unaudited)

For the period ended April 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$8,009,808	$—	$—	$—

During the period ended April 30, 2019, the Fund did not have net realized gain/(loss) from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for funds with fiscal years, ending after December 15, 2018. Management is currently evaluating the impacts of ASU 2017-08 on the Fund’s financial statements.

8. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2019 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Detroit Street Trust ½ 19

The Long-Term Care ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Licensing Agreements

Solactive AG (“Solactive”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with Solactive to use the Underlying Index.

Neither Solactive nor any of its affiliates make any representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by Solactive without regard to Janus Capital or the Fund. Solactive has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Solactive is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH SOLACTIVE SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. SOLACTIVE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. SOLACTIVE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

20 ½ APRIL 30, 2019

The Long-Term Care ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in-person on April 17, 2019 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), The Obesity ETF (“SLIM”), The Organics ETF (“ORG”), and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD, SLIM and ORG, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board reviewed the materials provided to it relating to its consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since inception of the Funds. The Trustees previously met via telephone on March 6, 2019 and April 5, 2019 to discuss certain information provided by the Adviser.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services provided to the Funds by the Adviser; the Adviser’s personnel and operations; each Fund’s expense level; the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each Fund’s expenses; and potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

Janus Detroit Street Trust ½ 21

The Long-Term Care ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee, and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party. The Board noted that the Adviser had reduced the management fees charged to JSMD, JSML, ORG, SLIM and OLD and instituted additional fee breakpoints for VNLA effective as of November 1, 2018.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, ORG, SLIM and OLD were in the 3rd, 3rd, 2nd, 2nd, 1st and 3rd quintiles, respectively, as compared to each Fund’s respective peer grouping.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that at an in-person meeting held on October 9-10, 2018, the Trustees of the Trust, including the Independent Trustees, unanimously approved amendments to the Funds’ Investment Management Agreement (“Amendment”). Specifically, the Board noted that, with respect to VNLA, the Amendment provided for a new management fee rate schedule that reduces the annual management fee rate payable by VNLA to the Adviser as VNLA’s assets grow. With respect to JSMD, JSML, OLD, ORG and SLIM, the Board noted that the Amendment provided for a reduction in the annual management fee rate payable by the Funds to Janus Capital from 50 basis points to 35 basis points and also provided for further management fee rate reductions as assets grow. The Board considered that the Funds were positioned to realize economies of scale as assets grow over time.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one year period, two year period, or both, as applicable. The Board noted that for the one and two year periods, respectively, OLD was reported to be in the 4th and 5th quintiles, SLIM was reported to be in the 1st and 1st quintiles, ORG was reported to be in the 5th and 5th quintiles, JSMD was reported to be in the 2nd and 3rd quintiles, and JSML was reported to be in the 3rd and 3rd quintiles. VNLA was reported to be in the 1st quintile for the one year period.

With respect to OLD, ORG, SLIM, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

22 ½ APRIL 30, 2019

The Long-Term Care ETF

Notes

Janus Detroit Street Trust ½ 23

The Long-Term Care ETF

Notes

24 ½ APRIL 30, 2019

The Long-Term Care ETF

Notes

Janus Detroit Street Trust ½ 25

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93069 04-19

SEMIANNUAL REPORT

April 30, 2019

The Obesity ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

The Obesity ETF (unaudited)

INVESTMENT OBJECTIVE

The Obesity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of an index which is designed to track the performance of companies globally that are positioned to profit from servicing the obese, including biotechnology, pharmaceutical, health care and medical device companies whose business is focused on obesity and obesity-related disease including diabetes, high blood pressure, cholesterol, heart disease, stroke and sleep apnea, and companies focused on weight loss programs, weight loss supplements, or plus-size apparel.

PERFORMANCE OVERVIEW

•

Despite volatility, global equities were up for the six-month period. Fears of slowing global economic growth, rising trade tensions between the U.S. and China and a rising fed funds rate all played a role in driving stocks lower in the beginning of the period. Stocks reversed course in January and February, after the Federal Reserve (Fed) indicated it would take a cautious approach to raising interest rates while inflation remained low. Increasing hopes that the U.S. and China were making progress toward a trade deal also supported stocks during the period.

•

During the period, The Obesity ETF (SLIM) returned -1.91% (based on NAV); its primary benchmark, the Solactive Obesity Index, returned -1.77%, and its secondary benchmark, the MSCI All Country World Index, returned 9.37%.

•

The underlying Solactive Obesity Index underperformed the broader market as represented by the MSCI All Country World IndexSM. Within the Solactive Obesity Index, specialized consumer services and apparel retail delivered negative returns on a sub-industry basis. The strongest-performing sub-industries were led by pharmaceuticals and health care equipment.

•

SLIM seeks investment results that correspond generally, before fees and expenses, to the performance of the Solactive Obesity Index. It seeks exposure to companies globally that could benefit as they fight the global obesity epidemic. Such companies could include biotechnology, pharmaceutical, health care and medical device companies focused on obesity and obesity-related disease such as diabetes, high blood pressure, cholesterol, heart disease, stroke and sleep apnea. The ETF also includes companies focused on weight loss programs, supplements and plus-size apparel.

Janus Detroit Street Trust ½ 1

The Obesity ETF (unaudited)

Fund At A Glance

April 30, 2019

5 Largest Equity Holdings – (% of Net Assets)
Novo Nordisk A/S – Class B
Pharmaceuticals	19.4%
Fresenius Medical Care AG & Co. KGaA
Health Care Providers & Services	9.7%
ResMed, Inc.
Health Care Equipment & Supplies	8.0%
ABIOMED, Inc.
Health Care Equipment & Supplies	6.4%
DexCom, Inc.
Health Care Equipment & Supplies	5.8%

49.3%

Sector Allocation – (% of Net Assets)
Consumer, Non-cyclical	98.9%
Consumer, Cyclical	1.0%
Investment Company Securities	0.2%

100.1%

Holdings are subject to change without notice.

2 ½ APRIL 30, 2019

The Obesity ETF (unaudited)

Performance

Average Annual Total Return for the periods ended April 30, 2019
	Fiscal Year-to-Date	One Year	Since Inception*
The Obesity ETF – NAV	-1.91%	2.58%	10.69%
The Obesity ETF – Market Price	-2.13%	1.25%	10.52%
Solactive Obesity Index	-1.77%	2.97%	11.09%
MSCI All Country World IndexSM	9.37%	5.06%	11.06%

*	The Fund commenced operations on June 8, 2016.

Total annual expense ratio as stated in the February 28, 2019 prospectus: 0.35%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

Performance depends on that of the underlying index.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

Solactive Indices were created by and are maintained by, Solactive AG. For detailed information on how stocks are selected for inclusion in the Underlying Index, see solactive.com. Solactive is not affiliated with Janus Henderson or ALPS.

Janus Detroit Street Trust ½ 3

The Obesity ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Net Annualized Expense Ratio (11/1/18 - 4/30/19)
$1,000.00	$980.90	$1.72	$1,000.00	$1,023.06	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 ½ APRIL 30, 2019

The Obesity ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – 99.9%
Biotechnology – 8.3%
Arena Pharmaceuticals, Inc.*	9,622	$440,207
Cohbar, Inc.*	5,432	13,308
Esperion Therapeutics, Inc.*	4,970	214,207
Lexicon Pharmaceuticals, Inc.*	8,042	46,644
Madrigal Pharmaceuticals, Inc.*	1,631	173,017
MannKind Corp.*	36,196	55,742
Poxel S.A.*	3,002	23,853
Rhythm Pharmaceuticals, Inc.*	4,848	122,557
Zafgen, Inc.*	6,533	16,724

		1,106,259
Diversified Consumer Services – 1.4%
Weight Watchers International, Inc.*	8,987	183,515
Health Care Equipment & Supplies – 46.9%
ABIOMED, Inc.*	3,091	857,474
AngioDynamics, Inc.*	7,119	146,224
Apex Biotechnology Corp.	16,000	16,207
Cardiovascular Systems, Inc.*	6,549	232,751
CryoLife, Inc.*	6,880	210,941
DexCom, Inc.*	6,381	772,548
EKF Diagnostics Holdings PLC*	57,821	25,629
Fisher & Paykel Healthcare Corp., Ltd.	58,081	612,387
Insulet Corp.*	6,574	567,007
iRhythm Technologies, Inc.*	4,680	357,131
Itamar Medical, Ltd.*	47,356	15,886
LeMaitre Vascular, Inc.	3,115	89,961
Lifetech Scientific Corp.*	492,000	103,475
Microport Scientific Corp.	126,000	118,526
Nipro Corp.	26,900	333,507
ResMed, Inc.	102,878	1,062,265
Rockwell Medical, Inc.*,#	10,027	48,230
Senseonics Holdings, Inc.*	23,263	54,203
TaiDoc Technology Corp.	8,203	40,748
Tandem Diabetes Care, Inc.*	9,742	598,256

		6,263,356
Health Care Providers & Services – 14.3%
DaVita, Inc.*	10,896	601,895
Fresenius Medical Care AG & Co. KGaA	15,458	1,298,591

		1,900,486
Internet & Catalog Retail – 0.4%
N Brown Group PLC	36,632	51,576
Personal Products – 8.6%
Herbalife Nutrition, Ltd.*	11,505	608,039
Medifast, Inc.	2,221	325,798
USANA Health Sciences, Inc.*	2,612	217,998

		1,151,835
Pharmaceuticals – 19.4%
Novo Nordisk A/S – Class B	53,050	2,592,117
Specialty Retail – 0.6%
Cato Corp. – Class A	4,211	63,839
Destination XL Group, Inc.*	6,606	13,938

		77,777
Total Common Stocks (cost $14,018,937)		13,326,921

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

The Obesity ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Investment Companies – 0.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.2% Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº,£ (cost $26,250)	26,250	$ 26,250
Total Investments (total cost $14,045,187) – 100.1%		13,353,171
Liabilities, net of Cash, Receivables and Other Assets – (0.1%)		(7,902)
Net Assets – 100%		$13,345,269

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$8,120,669	60.8%
Denmark	2,592,117	19.4
Germany	1,298,591	9.7
New Zealand	612,387	4.6
Japan	333,507	2.5
China	222,001	1.7
United Kingdom	77,205	0.6
Taiwan, Province Of China	56,955	0.4
France	23,853	0.2
Israel	15,886	0.1
Total	$13,353,171	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income		Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 4/30/19
Investment Companies – 0.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	$788	Δ	$ —	$ —	$26,250

	Share Balance at 10/31/18		Purchases	Sales	Share Balance at 4/30/19
Investment Companies – 0.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	63,969		905,053	(942,772)	26,250

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2019

The Obesity ETF

Notes to Schedule of Investments and Other Information (unaudited)

Solactive Obesity Index	Solactive Obesity Index is designed to track the performance of companies globally that are positioned to profit from servicing the obese, including: biotechnology, pharmaceutical, healthcare and medical device companies whose business is focused on obesity and obesity related disease, including diabetes, high blood pressure, cholesterol, heart disease, stroke and sleep apnea, and companies focused on weight loss programs and supplements, and plus sized apparel.

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company

PLC	Public Limited Company

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at April 30, 2019.

ºº	Rate shown is the 7-day yield as of April 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Common Stocks

Health Care Equipment & Supplies	$5,929,849	$333,507	$—

All Other	7,063,565	—	—

Investment Companies	—	26,250	—

Total Assets	$12,993,414	$359,757	$—

Janus Detroit Street Trust ½ 7

The Obesity ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2019

Assets:
Unaffiliated investments, at value(1)(2)	$13,326,921
Affiliated investments, at value(3)	26,250
Cash denominated in foreign currency(4)	5
Receivables:
Investments sold	546,180
Dividends	15,187
Interest	30
Affiliated securities lending income, net	206
Total Assets	13,914,779
Liabilities:
Collateral on securities loaned (Note 3)	26,250
Payables:
Due to custodian	713
Investments purchased	538,713
Management fees	3,834
Total Liabilities	569,510
Net Assets	$13,345,269
Net Assets Consists of:
Capital (par value and paid-in surplus)	$14,498,394
Total distributable earnings (loss)	(1,153,125)
Total Net Assets	$13,345,269
Net Assets	$13,345,269
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	400,001
Net Asset Value Per Share	$33.36

(1)	Includes cost of $14,018,937.
(2)	Includes $24,700 of securities on loan. See Note 3 in Notes to Financial Statements.
(3)	Includes cost of $26,250.
(4)	Includes cost of $5.

See Notes to Financial Statements.

8 ½ APRIL 30, 2019

The Obesity ETF

Statement of Operations (unaudited)

For the period ended April 30, 2019

Investment Income:
Dividends	$67,208
Affiliated securities lending income, net	788
Foreign tax withheld	(7,921)
Total Investment Income	60,075
Expenses:
Management Fees	20,835
Total Expenses	20,835
Net Investment Income/(Loss)	39,240
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(155,394)
Total Net Realized Gain/(Loss) on Investments	$(155,394)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	$(63,381)
Total Change in Unrealized Net Appreciation/Depreciation	$(63,381)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(179,535)

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

The Obesity ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018
Operations:
Net investment income/(loss)	$39,240	$26,167
Net realized gain/(loss) on investments	(155,394)	689,985
Change in unrealized net appreciation/depreciation	(63,381)	(601,808)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(179,535)	114,344
Dividends and Distributions to Shareholders:
Dividends and Distributions	(38,735)	(27,273)
Net Decrease from Dividends and Distributions to Shareholders	(38,735)	(27,273)
Capital Share Transactions	3,331,971	7,284,008
Net Increase/(Decrease) in Net Assets	3,113,701	7,371,079
Net Assets:
Beginning of period	10,231,568	2,860,489
End of period	$13,345,269	$10,231,568

See Notes to Financial Statements.

10 ½ APRIL 30, 2019

The Obesity ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2019 (unaudited) and each year or period ended October 31	2019	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$34.11	$28.60	$22.48	$25.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.16	0.18	0.05
Net realized and unrealized gain/(loss)	(0.96)	5.50	6.11	(2.78)
Total from Investment Operations	(0.85)	5.66	6.29	(2.73)
Less Dividends and Distributions:
Dividends (from net investment income)	0.10	(0.15)	(0.17)	(0.05)
Return of Capital	—	—	—	(0.01)
Total Dividends and Distributions	0.10	(0.15)	(0.17)	(0.06)
Net Asset Value, End of Period	$33.36	$34.11	$28.60	$22.48
Total Return*	(1.91)%	19.79%	28.05%	(10.79)%
Net assets, End of Period (in thousands)	$13,345	$10,232	$2,860	$2,248
Average Net Assets for the Period (in thousands)	$12,004	$5,794	$2,543	$2,478
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.50%	0.50%	0.50%
Ratio of Net Investment Income/(Loss)	0.66%	0.45%	0.71%	0.48%
Portfolio Turnover Rate(3)	16%	67%	44%	20%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 8, 2016 (commencement of operations) through October 31, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

The Obesity ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Obesity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers seven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (“Underlying Index”) which is designed to track the performance of companies globally that are positioned to profit from servicing the obese, including biotechnology, pharmaceutical, health care and medical device companies whose business is focused on obesity and obesity related disease including diabetes, high blood pressure, cholesterol, heart disease, stroke, and sleep apnea, and companies focused on weight loss programs, weight loss supplements, or plus sized apparel. The Fund is classified as nondiversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares, and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions

12 ½ APRIL 30, 2019

The Obesity ETF

Notes to Financial Statements (unaudited)

which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were transfers of $198,775 from Level 1 to Level 2 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Detroit Street Trust ½ 13

The Obesity ETF

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in

14 ½ APRIL 30, 2019

The Obesity ETF

Notes to Financial Statements (unaudited)

their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the “Offsetting Assets and Liabilities” section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Janus Detroit Street Trust ½ 15

The Obesity ETF

Notes to Financial Statements (unaudited)

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Deutsche Bank	$24,700	$—	$(24,700)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $24,700 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2019 is $26,250, resulting in the net amount due to the counterparty of $1,550.

16 ½ APRIL 30, 2019

The Obesity ETF

Notes to Financial Statements (unaudited)

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. Effective, November 1, 2018, the Fund’s management fee is calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

For the period ended April 30, 2019, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, State Street Global Markets, an affiliate of State Street, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.

Due to an administrative oversight by its administrator, the Fund’s Distribution and Servicing Plan, pursuant to Rule 12b-1 under the 1940 Act that was originally approved at the time of the Fund’s formation (“Initial Rule 12b-1 Plan”), could be viewed to have expired on or about February 11, 2017. The Initial Rule 12b-1 Plan was never implemented, and 12b-1 fees were not charged, prior to its potential expiration. At an in-person meeting held on July 18, 2018, the Fund’s Board of Trustees (“Board”) approved a new Rule 12b-1 Plan (the “Plan”) with respect to the Fund, with terms that are substantively identical to the Initial Rule 12b-1 Plan. Because the Fund has commenced operations, the Plan must also be approved by the Fund’s shareholders prior to implementation. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan. The Plan would permit compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan would permit the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. However, implementation of the Plan and imposition of the 12b-1 fee would require prior approval by Fund shareholders via proxy vote. Janus Capital does not anticipate seeking such approval at this time. Because 12b-1 fees are paid out of the fund assets on an ongoing basis, to the extent that such a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. If implemented, the Plan fee may cost an investor more than other types of sales charges.

As of April 30, 2019, Janus Capital owned 1 shares or less than 0.00% of the Fund.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2019 can be found in a table located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing

Janus Detroit Street Trust ½ 17

The Obesity ETF

Notes to Financial Statements (unaudited)

treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule For the year ended October 31, 2018 No Expiration		Accumulated Capital Losses
Short-Term	Long-Term
$(215,532)	$(79,391)	$(294,923)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2019 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$14,085,881	$540,952	$(1,273,662)	$(732,710)

5. Capital Share Transactions

	Period ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	100,000	$3,331,971	400,000	$14,195,008
Shares repurchased	—	—	(200,000)	(6,911,000)
Net Increase/(Decrease)	100,000	$3,331,971	200,000	$7,284,008

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,883,885	$1,887,826	$—	$—

For the period ended April 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,318,444	$—	$—	$—

During the period ended April 30, 2019, the Fund had no net realized gain/(loss) from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.

18 ½ APRIL 30, 2019

The Obesity ETF

Notes to Financial Statements (unaudited)

7. Recent Accounting Pronouncements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for funds with fiscal years, ending after December 15, 2018. Management is currently evaluating the impacts of ASU 2017-08 on the Fund’s financial statements.

8. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2019 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Detroit Street Trust ½ 19

The Obesity ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Licensing Agreements

Solactive AG (“Solactive”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with Solactive to use the Underlying Index.

Neither Solactive nor any of its affiliates make any representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by Solactive without regard to Janus Capital or the Fund. Solactive has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Solactive is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH SOLACTIVE SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. SOLACTIVE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. SOLACTIVE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

20 ½ APRIL 30, 2019

The Obesity ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in-person on April 17, 2019 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), The Obesity ETF (“SLIM”), The Organics ETF (“ORG”), and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD, SLIM and ORG, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board reviewed the materials provided to it relating to its consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since inception of the Funds. The Trustees previously met via telephone on March 6, 2019 and April 5, 2019 to discuss certain information provided by the Adviser.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services provided to the Funds by the Adviser; the Adviser’s personnel and operations; each Fund’s expense level; the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each Fund’s expenses; and potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

Janus Detroit Street Trust ½ 21

The Obesity ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee, and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party. The Board noted that the Adviser had reduced the management fees charged to JSMD, JSML, ORG, SLIM and OLD and instituted additional fee breakpoints for VNLA effective as of November 1, 2018.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, ORG, SLIM and OLD were in the 3rd, 3rd, 2nd, 2nd, 1st and 3rd quintiles, respectively, as compared to each Fund’s respective peer grouping.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that at an in-person meeting held on October 9-10, 2018, the Trustees of the Trust, including the Independent Trustees, unanimously approved amendments to the Funds’ Investment Management Agreement (“Amendment”). Specifically, the Board noted that, with respect to VNLA, the Amendment provided for a new management fee rate schedule that reduces the annual management fee rate payable by VNLA to the Adviser as VNLA’s assets grow. With respect to JSMD, JSML, OLD, ORG and SLIM, the Board noted that the Amendment provided for a reduction in the annual management fee rate payable by the Funds to Janus Capital from 50 basis points to 35 basis points and also provided for further management fee rate reductions as assets grow. The Board considered that the Funds were positioned to realize economies of scale as assets grow over time.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one year period, two year period, or both, as applicable. The Board noted that for the one and two year periods, respectively, OLD was reported to be in the 4th and 5th quintiles, SLIM was reported to be in the 1st and 1st quintiles, ORG was reported to be in the 5th and 5th quintiles, JSMD was reported to be in the 2nd and 3rd quintiles, and JSML was reported to be in the 3rd and 3rd quintiles. VNLA was reported to be in the 1st quintile for the one year period.

With respect to OLD, ORG, SLIM, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

22 ½ APRIL 30, 2019

The Obesity ETF

Notes

Janus Detroit Street Trust ½ 23

The Obesity ETF

Notes

24 ½ APRIL 30, 2019

The Obesity ETF

Notes

Janus Detroit Street Trust ½ 25

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93070 04-19

SEMIANNUAL REPORT

April 30, 2019

The Organics ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

The Organics ETF (unaudited)

INVESTMENT OBJECTIVE

The Organics ETF seeks investment results that correspond generally to the performance, before fees and expenses, of an index which is designed to track the performance of companies globally that are positioned to profit from increasing demand for organic products, including companies which service, produce, distribute, market or sell organic food, beverages, cosmetics, supplements, or packaging.

PERFORMANCE OVERVIEW

•

Despite volatility, global equities were up for the six-month period. Fears of slowing global economic growth, rising trade tensions between the U.S. and China and a rising fed funds rate all played a role in driving stocks lower in the beginning of the period. Stocks reversed course in January and February, after the Federal Reserve (Fed) indicated it would take a cautious approach to raising interest rates while inflation remained low. Increasing hopes that the U.S. and China were making progress toward a trade deal also supported stocks during the period.

•

During the period, The Organics ETF (ORG) returned -5.61% (based on NAV); its primary benchmark, the Solactive Organics Index, returned -5.70%, and its secondary benchmark, the MSCI All Country World Index, returned 9.37%.

•

The underlying Solactive Organics Index underperformed the broader market as represented by the MSCI All Country World IndexSM. Within the Solactive Organics Index, food distributors and personal products delivered negative returns on a sub-industry basis, while pharmaceuticals and packaged food and meats were the strongest performers.

•

ORG seeks investment results that correspond generally, before fees and expenses, to the performance of the Solactive Organics Index. It seeks exposure to companies globally that can capitalize on consumers’ increasing desire for naturally derived food and personal care items, including: companies which service, produce, distribute, market or sell organic food, beverages, cosmetics, supplements, or packaging.

Janus Detroit Street Trust ½ 1

The Organics ETF (unaudited)

Fund At A Glance

April 30, 2019

5 Largest Equity Holdings – (% of Net Assets)
Chr Hansen Holding AS
Chemicals	20.0%
Sprouts Farmers Market, Inc.
Food & Staples Retailing	11.4%
Hain Celestial Group, Inc.
Food Products	8.2%
Green Organic Dutchman Holdings, Ltd
Pharmaceuticals	4.8%
Ariake Japan Co., Ltd.
Food Products	4.6%

49.0%

Sector Allocation – (% of Net Assets)
Consumer, Non-cyclical	90.8%
Investment Company Securities	16.0%
Energy	3.4%
Basic Materials	2.9%
Communications Services	2.3%
Consumer, Cyclical	0.3%

115.7%

Holdings are subject to change without notice.

2 ½ APRIL 30, 2019

The Organics ETF (unaudited)

Performance

Average Annual Total Return for the periods ended April 30, 2019
	Fiscal Year-to-Date	One Year	Since Inception*
The Organics ETF – NAV	-5.61%	-15.22%	3.21%
The Organics ETF – Market Price	-4.72%	-15.84%	3.22%
Solactive Organics Index	-5.70%	-15.28%	3.47%
MSCI All Country World IndexSM	9.37%	5.06%	11.06%

*	The Fund commenced operations on June 8, 2016.

Total annual expense ratio as stated in the February 28, 2019 prospectus: 0.35%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

Performance depends on that of the underlying index.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

Solactive Indices were created by and are maintained by, Solactive AG. For detailed information on how stocks are selected for inclusion in the Underlying Index, see solactive.com. Solactive is not affiliated with Janus Henderson or ALPS.

Janus Detroit Street Trust ½ 3

The Organics ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Net Annualized Expense Ratio (11/1/18 - 4/30/19)
$1,000.00	$943.90	$1.69	$1,000.00	$1,023.06	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 ½ APRIL 30, 2019

The Organics ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares	Value
Common Stocks – 99.7%
Chemicals – 26.3%
Bio On SpA*,#	6,000	$371,176
Century Sunshine Group Holdings, Ltd.*	1,565,000	42,888
Chr Hansen Holding AS	21,360	2,177,154
Treatt PLC#	50,103	272,371

		2,863,589
Food & Staples Retailing – 18.6%
Natural Grocers by Vitamin Cottage, Inc.*	8,552	105,874
Sprouts Farmers Market, Inc.*	57,961	1,241,525
United Natural Foods, Inc.*	35,254	455,482
Village Super Market, Inc. - Class A	7,712	226,578

		2,029,459
Food Products – 37.7%
Ariake Japan Co., Ltd.	8,500	496,082
Bellamy’s Australia, Ltd.*,#	65,056	493,613
Bubs Australia, Ltd.*,#	333,513	281,692
China Shengmu Organic Milk, Ltd. (144A)*	3,268,000	149,958
Freedom Foods Group, Ltd.#	84,354	307,550
Hain Celestial Group, Inc.*	41,245	899,966
Ichitan Group PCL	598,200	73,826
John B Sanfilippo & Son, Inc.	6,527	470,662
Rock Field Co., Ltd.	17,700	251,870
SunOpta, Inc.*	59,782	212,226
Wessanen	36,267	469,850

		4,107,295
Internet & Catalog Retail – 2.3%
Oisix ra daichi, Inc.*,#	16,800	250,347
Personal Products – 5.5%
Blackmores, Ltd.#	7,288	474,699
Midsona AB - Class B	23,476	128,408

		603,107
Pharmaceuticals – 4.8%
Green Organic Dutchman Holdings, Ltd*	157,228	523,626
Specialty Retail – 4.5%
L’Occitane International SA	257,500	462,787
Naturhouse Health SAU	12,491	32,197

		494,984
Total Common Stocks (cost $12,153,364)		10,872,407
Investment Companies – 16.0%
Investments Purchased with Cash Collateral from Securities Lending – 15.9%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº,£	1,731,860	1,731,860
Money Markets – 0.1%
State Street Institutional U.S. Government Money Market Fund, 2.4248%ºº	12,872	12,872
Total Investment Companies (cost $1,744,732)		1,744,732
Total Investments (total cost $13,898,096) – 115.7%		12,617,139
Liabilities, net of Cash, Receivables and Other Assets – (15.7%)		(1,716,032)
Net Assets – 100%		$10,901,107

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

The Organics ETF

Schedule of Investments (unaudited)

April 30, 2019

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$5,144,819	40.8%
Denmark	2,177,154	17.3
Australia	1,557,554	12.3
Japan	998,299	7.9
Canada	735,852	5.8
Netherlands	469,850	3.7
Luxembourg	462,787	3.7
Italy	371,176	2.9
United Kingdom	272,371	2.2
China	149,958	1.2
Sweden	128,408	1.0
Thailand	73,826	0.6
Hong Kong	42,888	0.3
Spain	32,197	0.3
Total	$12,617,139	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income		Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 4/30/19
Investment Companies – 15.9%
Investments Purchased with Cash Collateral from Securities Lending – 15.9%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	$29,541	Δ	$ —	$ —	$1,731,860

	Share Balance at 10/31/18		Purchases	Sales	Share Balance at 4/30/19
Investment Companies – 15.9%
Investments Purchased with Cash Collateral from Securities Lending – 15.9%
Janus Henderson Cash Collateral Fund LLC, 2.4094%ºº	760,430		3,640,745	(2,669,315)	1,731,860

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2019

The Organics ETF

Notes to Schedule of Investments and Other Information (unaudited)

Solactive Organics Index

Solactive Organics Index is designed to track the performance of companies globally that are positioned to profit from increasing demand for organic products, including companies which service, produce, distribute, market or sell organic food, beverages, cosmetics, supplements, or packaging.

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company

PCL	Public Company Limited

PLC	Public Limited Company

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at April 30, 2019.

ºº	Rate reflects 7 day yield as of April 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2019 is $149,958 which represents 1.4% of net assets.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Common Stocks

Food Products	$3,359,343	$747,952	$—

Internet & Catalog Retail	—	250,347	—

All Other	6,514,765	—	—

Investment Companies

Money Markets	12,872	—	—

All Other	—	1,731,860	—

Total Assets	$9,886,980	$2,730,159	$—

Janus Detroit Street Trust ½ 7

The Organics ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2019

Assets:
Unaffiliated investments, at value(1)(2)	$10,885,279
Affiliated investments, at value(3)	1,731,860
Receivables:
Investments sold	374,052
Dividends	21,915
Affiliated securities lending income, net	10,832
Total Assets	13,023,938
Liabilities:
Collateral on securities loaned (Note 3)	1,731,860
Payables:
Investments purchased	387,894
Management fees	3,077
Total Liabilities	2,122,831
Net Assets	$10,901,107
Net Assets Consists of:
Capital (par value and paid-in surplus)	$13,461,364
Total distributable earnings (loss)	(2,560,257)
Total Net Assets	$10,901,107
Net Assets	$10,901,107
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	400,001
Net Asset Value Per Share	$27.25

(1)	Includes cost of $12,166,236.
(2)	Includes $1,475,940 of securities on loan. See Note 3 in Notes to Financial Statements.
(3)	Includes cost of $1,731,860.

See Notes to Financial Statements.

8 ½ APRIL 30, 2019

The Organics ETF

Statement of Operations (unaudited)

For the period ended April 30, 2019

Investment Income:
Dividends	$55,193
Affiliated securities lending income, net	29,541
Foreign tax withheld	(5,901)
Total Investment Income	78,833
Expenses:
Management Fees	18,603
Total Expenses	18,603
Net Investment Income/(Loss)	60,230
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	(660,864)
Total Net Realized Gain/(Loss) on Investments	(660,864)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	(54,168)
Total Change in Unrealized Net Appreciation/Depreciation	(54,168)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(654,802)

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

The Organics ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018
Operations:
Net investment income/(loss)	$60,230	$123,098
Net realized gain/(loss) on investments	(660,864)	1,070,360
Change in unrealized net appreciation/depreciation	(54,168)	(1,982,614)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(654,802)	(789,156)
Dividends and Distributions to Shareholders:
Dividends and Distributions	(52,478)	(132,732)
Net Decrease from Dividends and Distributions to Shareholders	(52,478)	(132,732)
Capital Share Transactions	—	66,844
Net Increase/(Decrease) in Net Assets	(707,280)	(855,044)
Net Assets:
Beginning of period	11,608,387	12,463,431
End of period	$10,901,107	$11,608,387

See Notes to Financial Statements.

10 ½ APRIL 30, 2019

The Organics ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2019 (unaudited) and each year or period ended October 31	2019	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$29.02	$31.16	$24.66	$25.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.15	0.31	0.29	0.06
Net realized and unrealized gain/(loss)	(1.79)	(2.12)	6.39	(0.82)
Total from Investment Operations	(1.64)	(1.81)	6.68	(0.76)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.33)	(0.18)	(0.03)
Total Dividends and Distributions	(0.13)	(0.33)	(0.18)	(0.03)
Net Asset Value, End of Period	$27.25	$29.02	$31.16	$24.66
Total Return*	(5.61)%	(5.92)%(3)	27.19%	(2.98)%
Net assets, End of Period (in thousands)	$10,901	$11,608	$12,463	$2,466
Average Net Assets for the Period (in thousands)	$10,718	$12,992	$5,314	$2,507
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.50%	0.50%	0.50%
Ratio of Net Investment Income/(Loss)	1.13%	0.95%	1.04%	0.63%
Portfolio Turnover Rate(4)	17%	52%	86%	20%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 8, 2016 (commencement of operations) through October 31, 2016.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

The Organics ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Organics ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers seven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (“Underlying Index”) which is designed to track the performance of companies globally that are positioned to profit from increasing demand for organic products, including companies which service, produce, distribute, market or sell organic food, beverages, cosmetics, supplements, or packaging. The Fund is classified as nondiversified, as defined in the 1940 Act.

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares, and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

12 ½ APRIL 30, 2019

The Organics ETF

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were transfers of $1,400,530 from Level 1 to Level 2 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date

Janus Detroit Street Trust ½ 13

The Organics ETF

Notes to Financial Statements (unaudited)

of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income quarterly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and

14 ½ APRIL 30, 2019

The Organics ETF

Notes to Financial Statements (unaudited)

others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the “Offsetting Assets and Liabilities” section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Janus Detroit Street Trust ½ 15

The Organics ETF

Notes to Financial Statements (unaudited)

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Deutsche Bank AG	$1,475,940	$—	$(1,475,940)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30, 2019, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,475,940 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2019 is $1,731,860, resulting in the net amount due to the counterparty of $255,920.

16 ½ APRIL 30, 2019

The Organics ETF

Notes to Financial Statements (unaudited)

3. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. Effective, November 1, 2018, the Fund’s management fee is calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

For the period ended April 30, 2019, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, State Street Global Markets, an affiliate of State Street, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.

Due to an administrative oversight by its administrator, the Fund’s Distribution and Servicing Plan, pursuant to Rule 12b-1 under the 1940 Act that was originally approved at the time of the Fund’s formation (“Initial Rule 12b-1 Plan”), could be viewed to have expired on or about February 11, 2017. The Initial Rule 12b-1 Plan was never implemented, and 12b-1fees were not charged, prior to its potential expiration. At an in-person meeting held on July 18, 2018, the Fund’s Board of Trustees (“Board”) approved a new Rule 12b-1 Plan (the “Plan”) with respect to the Fund, with terms that are substantively identical to the Initial Rule 12b-1 Plan. Because the Fund has commenced operations, the Plan must also be approved by the Fund’s shareholders prior to implementation. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan. The Plan would permit compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan would permit the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. However, implementation of the Plan and imposition of the 12b-1 fee would require prior approval by Fund shareholders via proxy vote. Janus Capital does not anticipate seeking such approval at this time. Because 12b-1 fees are paid out of the fund assets on an ongoing basis, to the extent that such a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. If implemented, the Plan fee may cost an investor more than other types of sales charges.

As of April 30, 2019, Janus Capital owned 1 shares or less than 0.00% of the Fund.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended April 30, 2019 can be found in a table located in the Schedule of Investments.

Janus Detroit Street Trust ½ 17

The Organics ETF

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule For the year ended October 31, 2018 No Expiration		Accumulated Capital Losses
Short-Term	Long-Term
$(489,425)	$(119,883)	$(609,308)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2019 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$13,928,569	$786,600	$(2,098,030)	$(1,311,430)

5. Capital Share Transactions

	Period ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$6,725,311
Shares repurchased	—	—	(200,000)	(6,658,467)
Net Increase/(Decrease)	—	$—	—	$66,844

6. Purchases and Sales of Investment Securities

For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,779,996	$1,886,918	$—	$—

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

18 ½ APRIL 30, 2019

The Organics ETF

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for funds with fiscal years, ending after December 15, 2018. Management is currently evaluating the impacts of ASU 2017-08 on the Fund’s financial statements.

8. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2019 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Detroit Street Trust ½ 19

The Organics ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Licensing Agreements

Solactive AG (“Solactive”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with Solactive to use the Underlying Index.

Neither Solactive nor any of its affiliates make any representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by Solactive without regard to Janus Capital or the Fund. Solactive has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Solactive is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH SOLACTIVE SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE

UNDERLYING INDEX OR DATA. SOLACTIVE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. SOLACTIVE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS

FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED

OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

20 ½ APRIL 30, 2019

The Organics ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in-person on April 17, 2019 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), The Obesity ETF (“SLIM”), The Organics ETF (“ORG”), and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD, SLIM and ORG, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board reviewed the materials provided to it relating to its consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since inception of the Funds. The Trustees previously met via telephone on March 6, 2019 and April 5, 2019 to discuss certain information provided by the Adviser.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services provided to the Funds by the Adviser; the Adviser’s personnel and operations; each Fund’s expense level; the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each Fund’s expenses; and potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

Janus Detroit Street Trust ½ 21

The Organics ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee, and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party. The Board noted that the Adviser had reduced the management fees charged to JSMD, JSML, ORG, SLIM and OLD and instituted additional fee breakpoints for VNLA effective as of November 1, 2018.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, ORG, SLIM and OLD were in the 3rd, 3rd, 2nd, 2nd, 1st and 3rd quintiles, respectively, as compared to each Fund’s respective peer grouping.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that at an in-person meeting held on October 9-10, 2018, the Trustees of the Trust, including the Independent Trustees, unanimously approved amendments to the Funds’ Investment Management Agreement (“Amendment”). Specifically, the Board noted that, with respect to VNLA, the Amendment provided for a new management fee rate schedule that reduces the annual management fee rate payable by VNLA to the Adviser as VNLA’s assets grow. With respect to JSMD, JSML, OLD, ORG and SLIM, the Board noted that the Amendment provided for a reduction in the annual management fee rate payable by the Funds to Janus Capital from 50 basis points to 35 basis points and also provided for further management fee rate reductions as assets grow. The Board considered that the Funds were positioned to realize economies of scale as assets grow over time.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one year period, two year period, or both, as applicable. The Board noted that for the one and two year periods, respectively, OLD was reported to be in the 4th and 5th quintiles, SLIM was reported to be in the 1st and 1st quintiles, ORG was reported to be in the 5th and 5th quintiles, JSMD was reported to be in the 2nd and 3rd quintiles, and JSML was reported to be in the 3rd and 3rd quintiles. VNLA was reported to be in the 1st quintile for the one year period.

With respect to OLD, ORG, SLIM, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

22 ½ APRIL 30, 2019

The Organics ETF

Notes

Janus Detroit Street Trust ½ 23

The Organics ETF

Notes

24 ½ APRIL 30, 2019

The Organics ETF

Notes

Janus Detroit Street Trust ½ 25

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93071 04-19

SEMIANNUAL REPORT

April 30, 2019

Janus Henderson Short Duration Income ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

Janus Henderson Short Duration Income ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Henderson Short Duration Income ETF (VNLA) seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility.

PERFORMANCE OVERVIEW

•

Global and U.S. bond markets rallied during the period on the back of significantly lower interest rates. A key catalyst was the Federal Reserve’s early-winter pivot to a more accommodative stance, which included a pause in its recent succession of rate increases. Over the period, the yield on the 10-year U.S. Treasury slid 64 basis points to 2.50%. The 2-year note’s yield fell by a similar amount to 2.27%. After a December widening of spreads between yields on corporate credits and their risk-free benchmark, corporate credits rallied with both investment-grade and high-yield issuers delivering positive returns over the six-month period. Similarly, once past the bout of volatility, stocks rallied for much of the period. Illustrating a heightened propensity for accommodation in Europe, the yield on 10-year German Bunds temporarily fell into negative territory.

•

During the period, the Janus Henderson Short Duration Income ETF (VNLA) returned 2.05% (based on NAV); its benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 1.19%. Positive returns were primarily driven by the Fund’s allocation to corporate credits. Offsetting these gains, to a degree, were positions aimed to hedge against interest-rate and credit risk during the period.

•

Janus Henderson Short Duration Income ETF is an actively managed fixed income ETF with the potential to deliver returns above cash. The strategy seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. Rather than tracking a benchmark, the Fund is designed to move beyond conventional constraints and provide positive returns.

The Fund makes use of derivatives, primarily to act as hedges on its cash-based holdings. During the period, the Fund used options, futures, options on futures, credit default swaps (CDS), other swaps and forward exchange contracts. In aggregate, derivatives’ impact on Fund performance was negative. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Thank you for your investment in Janus Henderson Short Duration Income ETF.

Janus Detroit Street Trust ½ 1

Janus Henderson Short Duration Income ETF (unaudited)

Fund At A Glance

April 30, 2019

Sector Allocation – (% of Net Assets)
Financial	52.1%
Consumer, Cyclical	10.7%
Communications	6.7%
Utilities	6.4%
Industrial	5.4%
Consumer, Non-cyclical	4.3%
Technology	3.4%
Mortgage-Backed Securities	3.2%
Energy	2.2%
Government	1.7%
Basic Materials	1.4%
Diversified	1.2%
Asset-Backed Securities	0.3%
Investment Company Securities	0.2%
OTC Purchased Options	0.1%

99.3%

Holdings	are subject to change without notice.

2 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF (unaudited)

Performance

Average Total Return for the period ended April 30, 2019
	Fiscal Year-to-Date	One Year	Since Inception*
Janus Henderson Short Duration Income ETF – NAV	2.05%	3.33%	2.36%
Janus Henderson Short Duration Income ETF – Market Price	2.01%	3.29%	2.38%
FTSE 3-Month U.S. Treasury Bill Index	1.19%	2.18%	1.45%
3-Month USD LIBOR	1.34%	2.52%	1.73%

*	The Fund commenced operations on November 16, 2016.

Total	annual expense ratio as stated in the February 28, 2019 prospectus: 0.35%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

The Fund is not a money market fund and does not attempt to maintain a stable net asset value.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

Effective November 1, 2018 Nick Maroutsos, Daniel Siluk and Jason England are Co-Portfolio Managers of the Fund.

Effective November 1, 2018 the Fund’s primary benchmark changed from the 3- Month USD LIBOR to the FTSE 3-Month U.S. Treasury Bill Index because: (i) Janus Capital believes the FTSE 3-Month Treasury Bill Index is a more appropriate benchmark against which to measure the Fund’s performance; and (ii) regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021.

Janus Detroit Street Trust ½ 3

Janus Henderson Short Duration Income ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Net Annualized Expense Ratio (11/1/18 - 4/30/19)
$1,000.00	$1,020.50	$1.60	$1,000.00	$1,023.21	$1.61	0.32%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
Asset-Backed Securities – 0.3%
Applebee’s Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	$2,218,912	$2,216,739
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)	484,000	481,000
Total Asset-Backed Securities (cost $2,674,548)		2,697,739
Corporate Bonds – 92.9%
Basic Materials – 1.4%
Glencore Funding LLC, 4.1250%, 3/12/24 (144A)	2,950,000	2,991,597
Incitec Pivot Finance LLC, 6.0000%, 12/10/19 (144A)	4,350,000	4,423,129
Sherwin-Williams Co., 2.2500%, 5/15/20	5,749,000	5,718,016

		13,132,742
Communications – 6.7%
Alibaba Group Holding, Ltd., 2.5000%, 11/28/19	5,800,000	5,794,087
Amazon.com, Inc., 3.3000%, 12/5/21	1,496,000	1,528,744
Amazon.com, Inc., 2.5000%, 11/29/22	6,828,000	6,810,936
Amazon.com, Inc., 2.4000%, 2/22/23	2,900,000	2,872,244
CBS Corp., 2.9000%, 6/1/23	2,233,000	2,219,270
Comcast Corp., 5.1500%, 3/1/20	8,089,000	8,252,730
Deutsche Telekom International Finance B.V., 1.5000%, 9/19/19 (144A)	150,000	149,203
Deutsche Telekom International Finance B.V., 1.5000%, 9/19/19	875,000	870,351
Deutsche Telekom International Finance B.V., ICE LIBOR USD 3 Month + 0.5800%, 3.1680%, 1/17/20 (144A)(a)	700,000	701,281
eBay, Inc., 2.2000%, 8/1/19	566,000	565,159
eBay, Inc., 2.1500%, 6/5/20	1,946,000	1,933,651
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 3.4528%, 1/30/23(a)	2,300,000	2,309,867
NBCUniversal Enterprise, Inc., ICE LIBOR USD 3 Month + 0.4000%, 2.9918%, 4/1/21 (144A)(a)	1,090,000	1,093,385
Optus Finance Pty, Ltd., 4.6250%, 10/15/19	12,867,000	12,959,308
SingTel Group Treasury Pte, Ltd., 4.5000%, 9/8/21	2,841,000	2,944,634
Telstra Corp., Ltd., 7.7500%, 7/15/20	2,200,000	1,652,860
TWDC Enterprises 18 Corp., 2.1500%, 9/17/20	1,100,000	1,094,419
TWDC Enterprises 18 Corp., ICE LIBOR USD 3 Month + 0.3900%, 3.0051%, 3/4/22(a)	2,430,000	2,435,191
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%, 3.1496%, 2/17/23(a)	4,730,000	3,339,265
Verizon Communications, Inc., 3.5000%, 2/17/23	2,170,000	1,584,502

		61,111,087
Consumer, Cyclical – 10.7%
American Honda Finance Corp., 1.2000%, 7/12/19	2,225,000	2,218,325
American Honda Finance Corp., 2.2500%, 8/15/19	1,500,000	1,498,463
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3400%, 3.0329%, 2/14/20(a)	850,000	852,203
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.2600%, 2.8746%, 6/16/20(a)	4,100,000	4,107,439
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.4700%, 3.0586%, 1/8/21(a)	2,200,000	2,210,000
CK Hutchison International 19, Ltd., 3.2500%, 4/11/24 (144A)	3,000,000	3,028,576
Costco Wholesale Corp., 2.1500%, 5/18/21	4,000,000	3,975,090
Costco Wholesale Corp., 2.2500%, 2/15/22	1,500,000	1,487,935
Costco Wholesale Corp., 2.7500%, 5/18/24	1,600,000	1,603,825
Daimler Finance North America LLC, 1.5000%, 7/5/19 (144A)	1,650,000	1,646,194
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.6300%, 3.2186%, 1/6/20 (144A)(a)	1,900,000	1,902,416
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.4500%, 3.1134%, 2/22/21 (144A)(a)	4,018,000	4,010,759
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.5500%, 3.1151%, 5/4/21 (144A)(a)	2,000,000	2,000,812
Daimler Finance North America LLC, 2.8500%, 1/6/22 (144A)	600,000	598,639
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.8800%, 3.5434%, 2/22/22 (144A)(a)	2,050,000	2,060,255
General Motors Co., ICE LIBOR USD 3 Month + 0.8000%, 3.5385%, 8/7/20(a)	314,000	313,834

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Consumer, Cyclical – (continued)
General Motors Co., ICE LIBOR USD 3 Month + 0.9000%, 3.5006%, 9/10/21(a)	$ 3,000,000	$ 2,993,214
General Motors Financial Co., Inc., 2.4500%, 11/6/20	650,000	644,069
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.8500%, 3.4421%, 4/9/21(a)	3,393,000	3,388,367
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 1.5500%, 4.1468%, 1/14/22(a)	400,000	402,485
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.9900%, 3.5878%, 1/5/23(a)	2,150,000	2,112,704
Home Depot, Inc., ICE LIBOR USD 3 Month + 0.3100%, 2.9361%, 3/1/22(a)	3,900,000	3,907,906
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.8200%, 3.4166%, 3/12/21 (144A)(a)	3,558,000	3,549,792
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 3.5286%, 7/8/21 (144A)(a)	3,500,000	3,502,365
Hyundai Capital America, 3.2500%, 9/20/22 (144A)	1,088,000	1,082,544
Hyundai Capital Services, Inc., 1.6250%, 8/30/19	500,000	497,841
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A)	400,000	396,499
Lowe’s Cos., Inc., ICE LIBOR USD 3 Month + 0.4200%, 3.0206%, 9/10/19(a)	2,451,000	2,454,373
Nissan Financial Services Australia Pty, Ltd., 2.5000%, 9/6/19	250,000	176,067
Nissan Motor Acceptance Corp., 2.2500%, 1/13/20 (144A)	1,000,000	994,236
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.3900%, 2.9868%, 7/13/20 (144A)(a)	600,000	598,184
Nissan Motor Acceptance Corp., 1.9000%, 9/14/21 (144A)	2,000,000	1,937,693
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6300%, 3.2428%, 9/21/21 (144A)(a)	3,500,000	3,477,888
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6900%, 3.2874%, 9/28/22 (144A)(a)	800,000	789,733
Toyota Motor Corp., 3.1830%, 7/20/21	400,000	405,410
Toyota Motor Credit Corp., 2.1250%, 7/18/19	552,000	551,459
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.1000%, 2.6840%, 1/10/20(a)	3,000,000	3,001,401
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.5400%, 3.1286%, 1/8/21(a)	3,900,000	3,921,105
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.2800%, 2.8768%, 4/13/21(a)	2,000,000	2,004,572
Toyota Motor Credit Corp., 2.8000%, 7/13/22	195,000	196,431
Toyota Motor Finance Netherlands B.V., ICE LIBOR USD 3 Month + 0.2500%, 2.8466%, 12/12/19(a)	1,000,000	1,000,910
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.7700%, 3.4580%, 11/13/20(a)	1,800,000	1,806,380
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.9400%, 3.6378%, 11/12/21 (144A)(a)	7,500,000	7,541,632
Walmart, Inc., 1.9000%, 12/15/20	2,500,000	2,476,153
Walmart, Inc., ICE LIBOR USD 3 Month + 0.2300%, 2.8315%, 6/23/21(a)	3,400,000	3,410,982
Walmart, Inc., 2.8500%, 7/8/24	4,000,000	4,017,394

		96,754,554
Consumer, Non-cyclical – 4.3%
Allergan Funding SCS, 3.0000%, 3/12/20	900,000	900,324
Becton Dickinson and Co., ICE LIBOR USD 3 Month + 0.8750%, 3.4760%, 12/29/20(a)	1,050,000	1,050,197
Becton Dickinson and Co., ICE LIBOR USD 3 Month + 1.0300%, 3.6376%, 6/6/22(a)	800,000	805,117
Cardinal Health, Inc., 2.4000%, 11/15/19	500,000	498,908
Cardinal Health, Inc., ICE LIBOR USD 3 Month + 0.7700%, 3.3809%, 6/15/22(a)	2,000,000	1,994,911
Constellation Brands, Inc., ICE LIBOR USD 3 Month + 0.7000%, 3.3838%, 11/15/21(a)	3,000,000	3,002,268
Constellation Brands, Inc., 2.7000%, 5/9/22	1,236,000	1,228,123
Constellation Brands, Inc., 2.6500%, 11/7/22	4,100,000	4,055,727
Constellation Brands, Inc., 3.2000%, 2/15/23	2,700,000	2,714,286
CVS Health Corp., 2.1250%, 6/1/21	5,501,000	5,413,588
Fonterra Co-operative Group, Ltd., 4.5000%, 6/30/21	2,200,000	1,626,927
Mars, Inc., 2.7000%, 4/1/25 (144A)	3,530,000	3,499,467

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Consumer, Non-cyclical – (continued)
Molson Coors Brewing Co., 2.2500%, 3/15/20	$ 1,127,000	$ 1,121,199
Molson Coors Brewing Co., 2.1000%, 7/15/21	4,600,000	4,520,118
Sysco Corp., 2.6000%, 10/1/20	500,000	499,220
Sysco Corp., 2.6000%, 6/12/22	663,000	657,499
Transurban Finance Co. Pty, Ltd., 3.3750%, 3/22/27 (144A)	150,000	143,707
Wesfarmers, Ltd., 4.7500%, 3/12/20	500,000	360,349
WSO Finance Pty, Ltd., 3.5000%, 7/14/23	1,400,000	1,022,183
WSO Finance Pty, Ltd., 4.5000%, 3/31/27	800,000	614,578
WSO Finance Pty, Ltd., 4.5000%, 9/30/27	4,000,000	3,066,602

		38,795,298
Diversified – 1.2%
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21 (144A)	1,100,000	1,072,757
CK Hutchison International 17 II, Ltd., 2.2500%, 9/29/20 (144A)	1,100,000	1,090,135
CK Hutchison International 17, Ltd., 2.8750%, 4/5/22	4,000,000	3,977,921
Hutchison Whampoa International, Ltd., 5.7500%, 9/11/19 (144A)	4,350,000	4,395,979

		10,536,792
Energy – 1.7%
CNOOC Finance 2015 USA LLC, 3.7500%, 5/2/23	4,500,000	4,582,373
Harvest Operations Corp., 4.2000%, 6/1/23 (144A)	2,410,526	2,510,726
Shell International Finance BV, ICE LIBOR USD 3 Month + 0.3500%, 2.9466%, 9/12/19(a)	450,000	450,677
Sinopec Group Overseas Development 2016, Ltd., 1.7500%, 9/29/19 (144A)	1,700,000	1,692,010
Sinopec Group Overseas Development 2017, Ltd., 2.3750%, 4/12/20 (144A)	600,000	596,792
Sinopec Group Overseas Development 2017, Ltd., 2.2500%, 9/13/20 (144A)	500,000	495,001
Sinopec Group Overseas Development 2018, Ltd., 3.7500%, 9/12/23 (144A)	5,000,000	5,099,515

		15,427,094
Financial – 52.1%
Ally Financial, Inc., 3.7500%, 11/18/19	6,375,000	6,382,969
American Express Co., 3.0000%, 2/22/21	2,000,000	2,008,300
American Express Co., ICE LIBOR USD 3 Month + 0.5250%, 3.2079%, 5/17/21(a)	2,400,000	2,410,358
American Express Co., ICE LIBOR USD 3 Month + 0.6100%, 3.1890%, 8/1/22(a)	1,550,000	1,549,998
American Express Credit Corp., 1.7000%, 10/30/19	3,500,000	3,484,816
American Express Credit Corp., 2.3750%, 5/26/20	400,000	398,635
ANZ New Zealand Int’l Ltd., 3.4000%, 3/19/24 (144A)	1,000,000	1,010,635
ANZ New Zealand Int’l, Ltd., 2.7500%, 1/22/21 (144A)	2,500,000	2,495,352
ANZ New Zealand Int’l, Ltd., ICE LIBOR USD 3 Month + 1.0100%, 3.5924%, 7/28/21 (144A)(a)	1,500,000	1,518,402
Aroundtown S.A., 2.1250%, 3/13/23	3,000,000	3,551,519
ASB Bank, Ltd., ICE LIBOR USD 3 Month + 0.9700%, 3.5633%, 6/14/23 (144A)(a)	4,310,000	4,331,972
Australia & New Zealand Banking Group, Ltd., 5.1250%, 9/10/19	4,920,000	5,612,258
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 3.1429%, 5/17/21 (144A)(a)	6,250,000	6,264,231
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 2.8633%, 3/7/22(a)	2,000,000	1,423,233
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 3.1420%, 11/9/22 (144A)(a)	3,935,000	3,933,883
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.1500%, 3.0338%, 3/5/20(a)	5,000,000	3,534,503
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.5500%, 3.5782%, 8/5/21(a)	1,600,000	1,143,553
Bank of America Corp., ICE LIBOR USD 3 Month + 0.6500%, 3.2515%, 6/25/22(a)	5,000,000	5,016,300
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1800%, 3.7715%, 10/21/22(a)	3,700,000	3,744,655
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1600%, 3.7515%, 1/20/23(a)	1,350,000	1,367,931
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9600%, 3.5515%, 7/23/24(a)	5,700,000	5,740,153
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25(a)	2,800,000	2,828,222
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 2.8809%, 3/2/20(a)	6,300,000	4,450,268
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 2.9162%, 4/20/22(a)	800,000	567,077

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
Bank of Communications Co., Ltd., ICE LIBOR USD 3 Month + 0.8000%, 3.4151%, 12/4/20(a)	$ 1,250,000	$ 1,251,746
Bank of Communications Co., Ltd., ICE LIBOR USD 3 Month + 0.7500%, 3.4439%, 5/17/21(a)	3,500,000	3,502,121
Bank of Communications Co., Ltd., ICE LIBOR USD 3 Month + 0.8800%, 3.5638%, 5/15/22(a)	3,110,000	3,118,717
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4400%, 3.0509%, 6/15/20(a)	1,400,000	1,405,642
Bank of Montreal, ICE LIBOR USD 3 Month + 0.3400%, 2.9368%, 7/13/20(a)	3,000,000	3,007,001
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4600%, 3.0568%, 4/13/21(a)	2,000,000	2,008,932
Bank of Montreal, 2.9000%, 3/26/22	3,270,000	3,275,832
Bank of Montreal, ICE LIBOR USD 3 Month + 0.6300%, 3.2306%, 9/11/22(a)	400,000	401,126
Bank of Montreal, CDOR USD 3 Month + 1.0800%, 3.1200%, 9/19/24(a)	1,350,000	1,006,499
Bank of Nova Scotia, 2.3500%, 10/21/20	700,000	696,859
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.2900%, 2.8786%, 1/8/21(a)	1,200,000	1,201,497
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.4400%, 3.0315%, 4/20/21(a)	2,000,000	2,008,015
Bank of Nova Scotia, 2.7000%, 3/7/22	500,000	499,497
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6400%, 3.2466%, 3/7/22(a)	500,000	503,215
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6200%, 3.2453%, 9/19/22(a)	4,900,000	4,918,710
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.1700%, 2.7278%, 10/26/20(a)	5,900,000	4,180,452
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 2.9700%, 11/16/21(a)	6,000,000	4,239,263
Barclays PLC, ICE LIBOR USD 3 Month + 1.4300%, 4.1138%, 2/15/23(a)	4,250,000	4,246,652
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 3.0094%, 2/21/20(a)	250,000	176,712
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 3.0500%, 8/18/20(a)	4,650,000	3,292,622
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.4600%, 3.1462%, 4/20/21(a)	1,200,000	855,836
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0100%, 2.6962%, 1/19/22(a)	4,650,000	3,287,471
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0500%, 2.6078%, 1/25/23(a)	1,500,000	1,058,756
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 4.6694%, 12/9/26(a)	200,000	144,574
BNG Bank NV, 1.8750%, 6/11/19	700,000	699,503
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.3150%, 2.8906%, 2/2/21(a)	1,800,000	1,801,520
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.6600%, 3.2683%, 9/13/23(a)	2,140,000	2,143,724
Capital One Financial Corp., ICE LIBOR USD 3 Month + 0.7200%, 3.3028%, 1/30/23(a)	6,500,000	6,462,230
Capital One NA, ICE LIBOR USD 3 Month + 1.1500%, 3.7328%, 1/30/23(a)	1,500,000	1,514,035
Cboe Global Markets, Inc., 3.6500%, 1/12/27	350,000	356,024
Citibank NA, ICE LIBOR USD 3 Month + 0.5700%, 3.1615%, 7/23/21(a)	6,500,000	6,529,226
Citibank NA, ICE LIBOR USD 3 Month + 0.5300%, 3.2129%, 2/19/22(a)	5,000,000	5,009,476
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.2500%, 3.2683%, 8/7/19(a)	1,500,000	1,057,900
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.5500%, 3.5900%, 5/4/21(a)	2,000,000	1,427,477
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.0700%, 3.6645%, 12/8/21(a)	5,750,000	5,822,927
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.9600%, 3.5403%, 4/25/22(a)	650,000	657,059
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.7220%, 3.1420%, 1/24/23(a)	1,000,000	1,004,080
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5400%, 3.1551%, 3/2/20(a)	1,200,000	1,202,679
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5700%, 3.2163%, 5/26/20(a)	600,000	601,101
Citizens Bank NA, 2.2500%, 10/30/20	1,500,000	1,488,397
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.8100%, 3.4563%, 5/26/22(a)	900,000	903,833
Commonwealth Bank of Australia, 5.5000%, 8/6/19	3,360,000	3,818,483
Commonwealth Bank of Australia, 2.2500%, 3/10/20 (144A)	500,000	498,201
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1500%, 2.8369%, 1/18/21(a)	2,000,000	1,424,356

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 3.4376%, 9/6/21(a)	$ 1,000,000	$ 1,010,318
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 3.4376%, 9/6/21 (144A)(a)	1,204,000	1,216,423
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.6800%, 3.2946%, 9/18/22 (144A)(a)	1,200,000	1,205,196
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 3.3146%, 3/16/23 (144A)(a)	3,000,000	3,007,655
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8200%, 3.4351%, 6/4/24 (144A)(a)	6,100,000	6,130,928
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.9500%, 3.4991%, 11/5/24(a)	6,000,000	4,244,807
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.6500%, 4.5309%, 6/3/26(a)	1,300,000	940,582
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26(a)	500,000	495,515
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4300%, 3.0164%, 4/26/21(a)	2,000,000	2,006,217
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8300%, 3.4140%, 1/10/22(a)	1,950,000	1,971,848
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4800%, 3.0640%, 1/10/23(a)	1,200,000	1,192,035
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8600%, 3.4699%, 9/26/23 (144A)(a)	3,000,000	2,990,495
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.3000%, 3.1200%, 3/20/20(a)	1,520,000	1,075,759
DBS Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.5100%, 2.3909%, 9/4/20(a)	1,000,000	705,249
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 3.0845%, 6/8/20 (144A)(a)	1,600,000	1,602,256
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 3.0845%, 6/8/20(a)	800,000	801,128
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21(a)	1,200,000	1,176,000
DBS Group Holdings, Ltd., 2.8500%, 4/16/22 (144A)	2,000,000	2,003,932
DBS Group Holdings, Ltd., 90 Day Australian Bank Bill Rate + 1.5800%, 3.4150%, 3/16/28(a)	1,130,000	791,327
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 1.5900%, 4.5200%, 12/11/28 (144A)(a)	3,000,000	3,114,363
DEXUS Finance Pty, Ltd., 4.2000%, 11/9/22	2,200,000	1,635,271
Dexus Wholesale Property Fund, 4.7500%, 6/16/25	1,800,000	1,382,242
First Republic Bank, 2.5000%, 6/6/22	1,645,000	1,630,795
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26	2,519,000	2,424,109
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26 (144A)	3,252,000	3,129,497
General Property Trust, 3.5910%, 11/7/23	600,000	439,073
Goldman Sachs Bank USA, 3.2000%, 6/5/20	3,000,000	3,018,458
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.3000%, 3.2094%, 8/21/19(a)	180,000	126,993
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.2000%, 3.0789%, 8/26/20(a)	2,500,000	1,768,174
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.7700%, 4.4210%, 2/25/21(a)	3,380,000	3,460,033
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.3600%, 3.9403%, 4/23/21(a)	2,000,000	2,031,636
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 3.3628%, 10/31/22(a)	3,400,000	3,401,792
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.0500%, 3.6485%, 6/5/23(a)	1,350,000	1,356,323
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25(a)	900,000	889,430
GPT RE, Ltd., 3.6725%, 9/19/24	2,200,000	1,605,816
GPT Wholesale Office Fund No 1, 4.0000%, 5/18/22	1,900,000	1,389,421

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24	$ 4,150,000	$ 3,064,328
Industrial & Commercial Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.2200%, 3.0900%, 5/27/19(a)	6,000,000	4,226,048
Industrial & Commercial Bank of China, Ltd., 3.2310%, 11/13/19	5,200,000	5,209,152
Industrial & Commercial Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 0.9800%, 2.9509%, 5/15/20(a)	1,100,000	777,192
JPMorgan Chase & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 2.9600%, 12/9/19(a)	1,500,000	1,059,442
JPMorgan Chase & Co., 2.2500%, 1/23/20	5,779,000	5,761,451
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6800%, 3.3061%, 6/1/21(a)	1,200,000	1,205,176
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6100%, 3.2246%, 6/18/22(a)	5,000,000	5,006,430
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6950%, 3.2070%, 4/1/23(a)	3,900,000	3,928,002
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.9000%, 3.4803%, 4/25/23(a)	1,900,000	1,910,393
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.7300%, 3.3215%, 4/23/24(a)	2,649,000	2,635,702
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3700%, 3.0529%, 2/19/21(a)	2,500,000	2,502,850
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.9264%, 4/26/21(a)	4,000,000	4,004,400
Liberty Financial Pty, Ltd., 5.1000%, 6/1/20	6,700,000	4,762,444
Liberty Financial Pty, Ltd., 5.1000%, 4/9/21	3,650,000	2,607,560
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.3000%, 3.1200%, 3/20/23(a)	3,000,000	2,086,898
Lloyds Banking Group PLC, 3.6500%, 3/20/23	1,500,000	1,080,022
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 0.8100%, 2.9070%, 11/7/23(a)	1,600,000	1,571,589
Lloyds Banking Group PLC, 3.9000%, 3/12/24	1,800,000	1,835,087
Macquarie Bank, Ltd., ICE LIBOR USD 3 Month + 1.1200%, 3.7024%, 7/29/20 (144A)(a)	1,000,000	1,011,479
Macquarie Group, Ltd., 6.2500%, 1/14/21 (144A)	1,750,000	1,840,833
Macquarie Group, Ltd., 6.2500%, 1/14/21	2,091,000	2,199,532
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.0230%, 3.1890%, 11/28/23 (144A)(a)	6,657,000	6,596,248
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.3500%, 3.9588%, 3/27/24(a)	6,502,000	6,552,820
Members Equity Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.2500%, 2.9000%, 11/9/20(a)	1,200,000	848,076
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.9400%, 3.5689%, 2/28/22(a)	2,844,000	2,868,316
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8800%, 3.4806%, 9/11/22(a)	1,600,000	1,608,759
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 3.9915%, 4/21/21(a)	4,000,000	4,071,738
Morgan Stanley, ICE LIBOR USD 3 Month + 1.1800%, 3.7715%, 1/20/22(a)	2,850,000	2,880,942
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 3.9811%, 10/24/23(a)	5,655,000	5,768,136
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24(a)	2,000,000	2,042,243
National Australia Bank, Ltd., 2.5000%, 1/12/21	1,500,000	1,492,089
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.3500%, 2.9535%, 1/12/21(a)	1,200,000	1,202,032
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 3.2126%, 9/20/21 (144A)(a)	5,500,000	5,521,285
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.7100%, 3.2751%, 11/4/21 (144A)(a)	7,200,000	7,246,690
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.0800%, 2.7936%, 2/10/23(a)	2,000,000	1,411,363
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.8500%, 3.6554%, 3/26/25(a)	6,017,000	4,264,182
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4000%, 4.2087%, 9/21/26(a)	1,925,000	1,388,838
Nederlandse Waterschapsbank NV, 1.7500%, 9/5/19	1,100,000	1,096,852
Nordea Bank AB, 2.1250%, 5/29/20 (144A)	910,000	904,055
Nordea Bank AB, 2.5000%, 9/17/20 (144A)	200,000	199,209

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
Nordea Bank Abp, ICE LIBOR USD 3 Month + 0.9400%, 3.5689%, 8/30/23 (144A)(a)	$ 4,500,000	$ 4,442,565
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24 (144A)	399,000	411,266
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24	1,897,000	1,955,319
Oversea-Chinese Banking Corp., Ltd., USD SWAP SEMI 30/360 5YR + 2.2030%, 4.0000%, 10/15/24(a)	250,000	250,820
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.7300%, 3.3090%, 2/1/22(a)	620,000	626,139
Royal Bank of Canada, 2.8000%, 4/29/22	1,200,000	1,201,025
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.6600%, 3.2578%, 10/5/23(a)	2,600,000	2,594,779
Royal Bank of Canada, CDOR USD 3 Month + 1.0800%, 3.0400%, 7/17/24(a)	6,250,000	4,653,165
Scentre Group Trust 1, 4.5000%, 9/8/21	4,400,000	3,240,509
Scentre Group Trust 1 / Scentre Group Trust 2, 2.3750%, 11/5/19 (144A)	400,000	398,901
Shopping Centres Australasia Property Retail Trust, 3.7500%, 4/20/21	600,000	428,999
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24	3,100,000	2,251,816
Simon Property Group LP, 2.7500%, 2/1/23	3,500,000	3,495,518
Simon Property Group LP, 2.7500%, 6/1/23	5,903,000	5,891,277
Stockland Trust, 8.2500%, 11/25/20	1,000,000	768,454
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 1.1400%, 3.7315%, 10/19/21(a)	2,070,000	2,103,410
Sumitomo Mitsui Financial Group, Inc., 2.7840%, 7/12/22	420,000	419,089
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 3.3409%, 10/18/22(a)	700,000	701,680
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8600%, 3.4515%, 7/19/23(a)	4,700,000	4,720,770
Suncorp-Metway, Ltd., 2.3750%, 11/9/20 (144A)	3,888,000	3,861,869
Suncorp-Metway, Ltd., 3.3000%, 4/15/24 (144A)	2,900,000	2,905,854
TD Ameritrade Holding Corp., ICE LIBOR USD 3 Month + 0.4300%, 3.0090%, 11/1/21(a)	5,900,000	5,919,920
Toronto-Dominion Bank, 3.0000%, 6/11/20	2,500,000	2,511,081
Toronto-Dominion Bank, 1.8500%, 9/11/20	360,000	356,672
Toronto-Dominion Bank, 2.5000%, 12/14/20	2,900,000	2,894,484
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.6400%, 3.2315%, 7/19/23(a)	4,900,000	4,921,730
Toronto-Dominion Bank, 3.2500%, 3/11/24	1,270,000	1,288,201
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 0.4800%, 3.0715%, 4/23/21 (144A)(a)	2,500,000	2,505,277
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.9950%, 3.7500%, 9/19/24(a)	3,580,000	3,584,833
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.6540%, 2.8800%, 3/8/27(a)	1,300,000	1,280,838
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 1.5500%, 3.7500%, 4/15/29 (144A)(a)	2,600,000	2,637,892
Vicinity Centres Trust, 3.5000%, 4/26/24	2,320,000	1,679,508
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.0100%, 3.6166%, 12/7/20(a)	1,246,000	1,260,324
Wells Fargo & Co., 2.5000%, 3/4/21	800,000	795,983
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.9300%, 3.6270%, 2/11/22(a)	1,083,000	1,091,868
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 2.6600%, 4/27/22(a)	3,500,000	2,476,859
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.1100%, 3.6911%, 1/24/23(a)	750,000	759,634
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.5000%, 3.0915%, 7/23/21(a)	7,500,000	7,516,468
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.5100%, 3.1015%, 10/22/21(a)	3,500,000	3,510,607
Westpac Banking Corp., 1.6000%, 8/19/19	1,050,000	1,046,759
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5600%, 3.2429%, 8/19/19(a)	500,000	500,781
Westpac Banking Corp., ICE LIBOR USD 3 Month + 1.0000%, 3.6880%, 5/13/21(a)	200,000	202,743
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 3.5329%, 8/19/21(a)	500,000	505,566
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 3.4313%, 1/11/22(a)	450,000	453,871
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.1100%, 3.1283%, 2/7/22(a)	2,000,000	1,426,996
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7100%, 3.3074%, 6/28/22(a)	750,000	753,868
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5700%, 3.1513%, 1/11/23(a)	3,600,000	3,596,373
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7700%, 3.4163%, 2/26/24(a)	3,600,000	3,617,928

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Financial – (continued)
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 3.1000%, 4.9600%, 3/10/26(a)	$ 1,000,000	$ 726,510
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8300%, 4.3340%, 8/16/29(a)	12,022,000	8,722,281

		470,969,259
Government – 0.4%
International Bank for Reconstruction & Development, 3.5000%, 1/22/21	3,465,000	2,372,755
International Bank for Reconstruction & Development, 3.0000%, 2/2/23	1,300,000	894,801

		3,267,556
Industrial – 5.0%
Australia Pacific Airports Melbourne Pty, Ltd., 5.0000%, 6/4/20	200,000	145,355
Australia Pacific Airports Melbourne Pty, Ltd., 3.7500%, 11/4/26	100,000	74,404
Brisbane Airport Corp. Pty, Ltd., 8.0000%, 7/9/19	800,000	569,279
Brisbane Airport Corp. Pty, Ltd., 6.0000%, 10/21/20	260,000	193,304
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.3500%, 2.9566%, 12/7/20(a)	3,600,000	3,610,508
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2300%, 2.8409%, 3/15/21(a)	1,000,000	1,001,017
Caterpillar Financial Services Corp., 2.9500%, 2/26/22	2,100,000	2,114,658
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5900%, 3.1976%, 6/6/22(a)	1,800,000	1,809,864
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5100%, 3.1938%, 5/15/23(a)	1,100,000	1,099,868
New Terminal Financing Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.4500%, 3.1400%, 7/12/24(a)	8,200,000	5,797,907
Perth Airport Pty, Ltd., 6.0000%, 7/23/20	598,000	440,692
QPH Finance Co. Pty, Ltd., 5.7500%, 7/29/20	3,300,000	2,426,837
QPH Finance Co. Pty, Ltd., 5.0000%, 7/7/21	150,000	111,626
Rockwell Collins, Inc., 3.1000%, 11/15/21	1,400,000	1,406,056
Sydney Airport Finance Co. Pty, Ltd., 5.1250%, 2/22/21 (144A)	350,000	362,430
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23 (144A)	600,000	615,604
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23	1,000,000	1,026,007
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25 (144A)	1,500,000	1,490,372
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25	2,370,000	2,354,788
Sydney Airport Finance Co. Pty, Ltd., 3.6250%, 4/28/26 (144A)	13,200,000	13,151,284
Trimble, Inc., 4.1500%, 6/15/23	3,100,000	3,185,632
Vulcan Materials Co., ICE LIBOR USD 3 Month + 0.6500%, 3.2761%, 3/1/21(a)	1,900,000	1,902,726

		44,890,218
Technology – 3.4%
Apple, Inc., 1.5500%, 8/4/21	1,100,000	1,076,973
Apple, Inc., 2.1000%, 9/12/22	1,300,000	1,281,655
Apple, Inc., 2.4000%, 1/13/23	4,200,000	4,163,725
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.0000%, 1/15/22	1,415,000	1,406,820
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.6500%, 1/15/23	2,400,000	2,335,402
IBM Credit LLC, 1.6250%, 9/6/19	1,285,000	1,280,836
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.4700%, 3.0989%, 11/30/20(a)	6,100,000	6,138,975
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.2600%, 2.8515%, 1/20/21(a)	3,200,000	3,200,768
International Business Machines Corp., 1.9000%, 1/27/20	500,000	497,647
International Business Machines Corp., ICE LIBOR USD 3 Month + 0.2300%, 2.8124%, 1/27/20(a)	350,000	350,345
Microchip Technology, Inc., 3.9220%, 6/1/21 (144A)	3,200,000	3,246,342
Oracle Corp., 1.9000%, 9/15/21	3,100,000	3,048,591
Oracle Corp., 2.5000%, 5/15/22	2,900,000	2,885,529

		30,913,608
Utilities – 6.0%
AGL Energy, Ltd., 5.0000%, 11/5/21	1,010,000	746,910
Ausgrid Finance Pty, Ltd., 3.8500%, 5/1/23 (144A)	4,400,000	4,486,542

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
Corporate Bonds – (continued)
Utilities – (continued)
Ausgrid Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2200%, 2.7833%, 10/30/24(a)	$ 11,700,000	$ 8,214,154
Ausgrid Finance Pty, Ltd., 3.7500%, 10/30/24	6,170,000	4,558,781
AusNet Services Holdings Pty, Ltd., 5.2500%, 2/14/20	700,000	505,156
Australian Gas Networks Vic 3 Pty, Ltd., 4.5000%, 12/17/21	350,000	259,497
Australian Gas Networks, Ltd., 90 Day Australian Bank Bill Rate + 0.4200%, 2.1865%, 7/1/26(a)	2,500,000	1,632,148
Energy Partnership Gas Pty, Ltd., 3.6420%, 12/11/24	1,000,000	728,198
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 2.8891%, 8/29/22(a)	2,000,000	1,409,796
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0400%, 2.9071%, 12/13/23(a)	500,000	350,523
ETSA Utilities Finance Pty, Ltd., 3.5000%, 8/29/24	4,280,000	3,132,966
Korea East-West Power Co., Ltd., 3.8750%, 7/19/23 (144A)	3,300,000	3,399,370
Network Finance Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 2.9750%, 12/6/24(a)	10,600,000	7,428,506
SGSP Australia Assets Pty, Ltd., 3.3000%, 4/9/23	11,500,000	11,463,005
United Energy Distribution Pty, Ltd., 90 Day Australian Bank Bill Rate + 0.9700%, 2.5150%, 2/7/23(a)	3,000,000	2,101,879
United Energy Distribution Pty, Ltd., 3.8500%, 10/23/24	2,370,000	1,765,403
Victoria Power Networks Finance Pty, Ltd., 4.0000%, 8/18/27	2,500,000	1,858,968

		54,041,802
Total Corporate Bonds (cost $846,004,398)		839,840,010
Mortgage-Backed Securities – 3.2%
Firstmac Mortgage Funding Trust No 4, 90 Day Australian Bank Bill Rate + 1.3000%, 3.0320%, 3/8/49(a)	2,700,000	1,888,055
La Trobe Financial Capital Markets Trust, 90 Day Australian Bank Bill Rate + 1.9000%, 3.5950%, 1/12/49(a)	4,078,912	2,868,569
Liberty Series, 90 Day Australian Bank Bill Rate + 1.6500%, 3.3641%, 10/10/49(a)	13,630,000	9,530,774
Pepper Residential Securities, ICE LIBOR USD 1 Month + 0.1000%, 3.4873%, 6/20/60 (144A)(a)	5,056,010	5,049,493
RedZed Trust Series, 90 Day Australian Bank Bill Rate + 2.4000%, 4.1140%, 3/9/50(a)	3,800,000	2,707,623
Resimac MBS Trust, ICE LIBOR USD 1 Month + 0.8000%, 3.2813%, 11/10/49 (144A)(a)	2,826,396	2,810,538
RESIMAC Premier, ICE LIBOR USD 1 Month + 0.9500%, 3.4400%, 9/11/48 (144A)(a)	3,714,125	3,707,554
Total Mortgage-Backed Securities (cost $28,848,456)		28,562,606
Foreign Government Bonds – 2.2%
Export-Import Bank of Korea, ICE LIBOR USD 3 Month + 0.7000%, 3.3463%, 5/26/19(a)	308,000	308,098
Export-Import Bank of Korea, ICE LIBOR USD 3 Month + 0.5750%, 3.1901%, 6/1/21(a)	11,432,000	11,454,933
Korea Hydro & Nuclear Power Co., Ltd., 3.7500%, 7/25/23 (144A)	3,082,000	3,160,101
Korea National Oil Corp., 4.2500%, 10/8/19	200,000	141,885
Korea National Oil Corp., 2.0000%, 10/24/21	4,746,000	4,646,036
Korea South-East Power Co., Ltd., 5.7500%, 9/25/20	670,000	492,848
Total Foreign Government Bonds (cost $20,067,548)		20,203,901
Investment Companies – 0.2%
Money Markets – 0.2%
State Street Institutional U.S. Government Money Market Fund, 2.4248% (cost $2,123,817)¥	2,123,817	2,123,817
Commercial Paper – 0.4%
Pentair Finance Sarl, 3.0000%, 5/1/19 (cost $3,400,000) (Section 4(2))	3,400,000	3,399,732

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 13

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares/Principal/ Contract Amounts	Value
OTC Purchased Options – 0.1%
Call – 0.0%
Counterparty/Reference Asset Citigroup Global Markets, Inc.: EUR Currency, Notional amount $26,162,436, premiums paid $708,087, unrealized depreciation $(360,519), exercise price $1.17, expires 02/26/20	$ 26,162,436	$ 347,568
Put – 0.1%
Counterparty/Reference Asset J.P. Morgan Chase Bank, EUR currency, Notional amount $26,162,436, premiums paid $703,900, unrealized appreciation $171,338, exercise price $1.17, expires 02/26/20	26,162,436	875,238
Total OTC Purchased Options (premiums paid $1,411,987)		1,222,806
Total Investments (total cost $904,530,754) – 99.3%		898,050,611
Cash, Receivables and Other Assets, net of Liabilities – 0.7%		6,545,302
Net Assets – 100%		$904,595,913

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$402,164,778	44.7%
Australia	293,606,149	32.7
Canada	48,917,071	5.5
China	25,982,399	2.9
Singapore	25,765,134	2.9
South Korea	24,497,611	2.7
Cayman Islands	19,359,455	2.2
Netherlands	13,129,372	1.5
Japan	12,827,434	1.4
New Zealand	10,983,288	1.2
United Kingdom	10,820,248	1.2
Finland	5,545,829	0.6
Luxembourg	4,451,843	0.5
Total	$898,050,611	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount Sold/ (Purchased)	USD Currency Amount Sold/ (Purchased)	Market Value and Unrealized Appreciation (Depreciation)
Barclays Bank plc
Australian Dollar	6/11/19	219,000,000	$(153,674,709)	$(619,490)
New Zealand Dollar	6/11/19	4,900,000	(3,312,988)	42,789
				(576,701)
Citibank N.A.
Australian Dollar	6/11/19	11,700,000	(8,413,505)	170,390
J.P. Morgan Chase Bank
Australian Dollar	6/11/19	(4,000,000)	2,839,356	(21,197)
Euro	6/11/19	(2,928,000)	3,319,254	(26,746)
Australian Dollar	6/11/19	6,300,000	(4,476,950)	38,350
Australian Dollar	6/11/19	11,500,000	(8,223,006)	120,799
Canadian Dollar	6/11/19	7,600,000	(5,658,850)	3,325
Euro	6/11/19	14,720,000	(16,594,136)	41,637
				156,168
Total				$(250,143)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation (Depreciation)	Variation Margin Asset/(Liability)
Futures Bought:
3-Year Australian Bond	1,103	06/17/19	$88,447,254	$650,493	$282,846
Futures Sold:
5-Year U.S. Treasury Note	778	06/28/19	89,968,406	(760,971)	(331,986)
10-Year U.S. Treasury Note	92	06/19/19	11,377,813	(135,258)	(58,813)
				(896,229)	(390,799)
Total				$(245,736)	$(107,953)

Schedule of OTC Written Swaptions

Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Call Swaptions:
Citibank N.A.	35,369,000	2.13	USD	9/30/19	$35,369,000	$247,583	$141,327	$(106,256)
Written Put Swaptions:
J.P. Morgan Chase Bank	93,705,748	2.92	USD	7/17/19	93,705,748	126,503	125,888	(615)
Total						$374,086	$267,215	$(106,871)

Schedule of Centrally Cleared Interest Rate Swaps

Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
2.7100% Fixed	3 Month LIBOR	Quarterly	2/04/30	42,709,000 USD	$ —	$(646,609)	$(50,490)
3 Month LIBOR	2.4755% Fixed	Quarterly	2/04/22	191,454,000 USD	—	867,997	226,333
Total					$ —	$221,388	$175,843

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 15

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

Schedule of Centrally Cleared Credit Default Swaps – Buy Protection

Referenced Asset	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.IG.31, Fixed Rate of 1.00% Paid Quarterly	12/20/23	$42,750,000	$(384,759)	$(582,456)	$(50,538)
CDX.NA.IG.31, Fixed Rate of 1.00% Paid Quarterly	12/20/23	42,750,000	(507,012)	(460,203)	(50,538)
Total			$(891,771)	$(1,042,659)	$(101,076)

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2019

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2019

	Credit Contracts	Interest Rate Contracts	Currency Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$—	$—	$417,290	$417,290
Purchased options contracts, at value	—	—	1,222,806	1,222,806
Variation margin receivable	—	509,179	—	509,179
Total Asset Derivatives		$509,179	$1,640,096	$2,149,275
Liability Derivatives:
Forward foreign currency exchange contracts	$—	$—	$667,433	$667,433
Written swaption contracts, at value	—	106,871	—	106,871
Variation margin payable	101,076	441,289	—	542,365
Total Liability Derivatives	101,076	$548,160	$667,433	$1,316,669

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended April 30, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended April 30, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Currency Contracts	Total
Forward foreign currency exchange contracts	$—	$—	$(219,828)	$(219,828)
Futures contracts	—	(1,243,605)	—	(1,243,605)
Swap contracts	128,653	809,814	—	938,467
Purchased option contracts	—	—	(48,278)	(48,278)
Purchased swaption contracts	—	117,115	—	117,115
Written option contracts	—	—	94,962	94,962
Written swaption contracts	—	238,085	—	238,085
Total	$128,653	$(78,591)	$(173,144)	$(123,082)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

April 30, 2019

Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Currency Contracts	Total
Forward foreign currency exchange contracts	$—	$—	$(320,317)	$(320,317)
Futures contracts	—	(1,167,321)	—	(1,167,321)
Purchased options contracts	—	—	(189,181)	(189,181)
Written swaptions contracts	—	267,215	—	267,215
Swap contracts	(1,042,659)	(314,165)	—	(1,356,824)
Total	$(1,042,659)	$(1,214,271)	$(509,498)	$(2,766,428)

Please see the “Net realized and change in unrealized gain/ (loss) on investments” sections of the Fund’s Statement of Operations.

Average ending Monthly Market Value of Derivative Instruments During the Period Ended April 30, 2019

Derivative	Market Value
Forward foreign currency exchange contracts, purchased(a)	$5,492,559
Forward foreign currency exchange contracts, sold(a)	196,122,249
Futures contracts, purchased	75,505,099
Futures contracts, sold	107,839,991
Credit default swaps, long	35,625,000
Credit default swaps, short	36,303,845
Interest rate swaps, long	258,525,616
Interest rate swaps, short	258,219,342
Purchased call option	242,169
Purchased put option	421,486
Purchased call swaption	185,120
Purchased put swaption	245,780
Written call option	40,671
Written put option	9,903
Written call swaption	159,904
Written put swaption	16,221

(a)	Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 17

Janus Henderson Short Duration Income ETF

Notes to Schedule of Investments and Other Information (unaudited)

FTSE 3-Month U.S. Treasury Bill Index	FTSE 3-Month U.S. Treasury Bill Index tracks the performance of short-term U.S. government debt securities.

CDOR	Canadian Dollar Offered Rate

ICE	Intercontinental Exchange

LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.

LLC	Limited Liability Company

LP	Limited Partnership

PLC	Public Limited Company

¥	Rate reflects 7 day yield as of April 30, 2019.

Section 4(2)	Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended April 30, 2019 is $3,399,732, which represents 0.4% of net assets.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2019 is $954,731,881 which represents 21.9% of net assets.

(a)	Variable or floating rate security. Rate shown is the current rate as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

18 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Asset-Backed Securities	$—	$2,697,739	$—

Corporate Bonds	—	839,840,010	—

Mortgage-Backed Securities	—	28,562,606	—

Foreign Government Bonds	—	20,203,901	—

Investment Companies	2,123,817	—	—

Options Purchased, at Value	—	1,222,806	—

Commercial Paper	—	3,399,732	—

Total Investments in Securities	$2,123,817	$895,926,794	$—

Other Financial Instruments(a):

Forward Currency Contracts	$—	$417,290	$—

Variation Margin Receivable	282,846	226,333	—

Total Other Financial Instruments	$282,846	$643,623	$—

Total Assets	$2,406,663	$896,570,417	$—

Liabilities

Other Financial Instruments(a):

Forward Currency Contracts	$—	$667,433	$—

Written Swaptions, at Value	—	106,871	—

Variation Margin Payable	390,799	151,566	—

Total Liabilities	$390,799	$925,870	$—

(a)

Other financial instruments include forward foreign currency exchange, futures, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures, certain written swaptions on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Janus Detroit Street Trust ½ 19

Janus Henderson Short Duration Income ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2019

Assets:
Investments, at value(1)	$896,827,805
Purchased options, at value(2)	1,222,806
Cash	30,618
Cash denominated in foreign currency(3)	96,035
Forward foreign currency exchange contracts	417,290
Due from broker for centrally cleared swaps	1,639,506
Due from broker for futures	1,140,000
Receivable for variation margin on futures contracts	282,846
Receivable for variation margin on swaps	226,333
Receivables:
Investments sold	247,583
Interest	5,431,035
Total Assets	907,561,857
Liabilities:
Payable for variation margin on futures contracts	390,799
Payable for variation margin on swaps	151,566
Forward foreign currency exchange contracts	667,433
Swaptions written contracts, at value(4)	106,871
Due to broker for purchased options	1,410,000
Payables:
Management fees	239,275
Total Liabilities	2,965,944
Net Assets	$904,595,913
Net Assets Consists of:
Capital (par value and paid-in surplus)	$909,432,642
Total distributable earnings (loss)	(4,836,729)
Total Net Assets	$904,595,913
Net Assets	$904,595,913
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	18,200,001
Net Asset Value Per Share	$49.70

(1)	Includes cost of $903,118,767.
(2)	Premiums paid of $1,411,987.
(3)	Includes cost of $96,350.
(4)	Premiums received of $374,086.

See Notes to Financial Statements.

20 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Statement of Operations (unaudited)

For the period ended April 30, 2019

Investment Income:
Dividends	$38,539
Interest	14,052,876
Foreign tax withheld	(3,677)
Total Investment Income	14,087,738
Expenses:
Management Fees	1,405,993
Total Expenses	1,405,993
Net Investment Income/(Loss)	12,681,745
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$2,259,287
Forward foreign currency exchange contracts	(219,828)
Futures contracts	(1,243,605)
Written option contracts	94,962
Written swaption contracts	238,085
Purchased option contracts	(48,278)
Purchased swaption contracts	117,115
Swap contracts	938,467
Total Net Realized Gain/(Loss) on Investments	$2,136,205
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations	$7,300,126
Forward foreign currency exchange contracts	(320,317)
Futures contracts	(1,167,321)
Written swaption contracts	267,215
Purchased option contracts	(189,181)
Swap contracts	(1,356,824)
Total Change in Unrealized Net Appreciation/Depreciation	$4,533,698
Net Increase/(Decrease) in Net Assets Resulting from Operations	$19,351,648

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 21

Janus Henderson Short Duration Income ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018
Operations:
Net investment income/(loss)	$12,681,745	$10,202,844
Net realized gain/(loss) on investments	2,136,205	10,733,915
Change in unrealized net appreciation/depreciation	4,533,698	(12,767,511)
Net Increase/(Decrease) in Net Assets Resulting from Operations	19,351,648	8,169,248
Dividends and Distributions to Shareholders:
Dividends and Distributions	(23,412,200)	(9,471,243)
Net Decrease from Dividends and Distributions to Shareholders	(23,412,200)	(9,471,243)
Capital Share Transactions	178,111,117	575,763,154
Net Increase/(Decrease) in Net Assets	174,050,565	574,461,159
Net Assets:
Beginning of period	730,545,348	156,084,189
End of period	$904,595,913	$730,545,348

See Notes to Financial Statements.

22 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2019 (unaudited) and each year or period ended October 31	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$50.04	$50.35	$50.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.71	1.25	0.82
Net realized and unrealized gain/(loss)	0.29	(0.33)	0.11
Total from Investment Operations	1.00	0.92	0.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.70)	(1.23)	(0.58)
Distributions (from capital gains)	(0.64)	—	—
Total Dividends and Distributions	(1.34)	(1.23)	(0.58)
Net Asset Value, End of Period	$49.70	$50.04	$50.35
Total Return*	2.05%	1.86%	1.87%
Net assets, End of Period (in thousands)	$904,596	$730,545	$156,084
Average Net Assets for the Period (in thousands)	$888,260	$406,711	$66,131
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.32%	0.35%	0.35%
Ratio of Net Investment Income/(Loss)	2.88%	2.51%	1.71%
Portfolio Turnover Rate(3)	10%	22%	44%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from November 16, 2016 (commencement of operations) through October 31, 2017.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 23

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers seven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month US Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares, and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

24 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Detroit Street Trust ½ 25

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends from net investment income are generally declared and distributed monthly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2019 is discussed in further detail below.

The Fund may use derivative instruments for risk various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

•	Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

•

Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience

26 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

•

Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

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Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures option merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) “exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

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The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

During the period, the Fund purchased call options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote call options on foreign exchanges rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Fund wrote put options on foreign exchanges rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

Options on Swap Contracts (Swaptions)

The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Fund to buy credit protection through credit default swaps.

Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of

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the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of Investments. Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).

During the period, the Fund wrote interest rate payer swaptions (put) in order to gain the exposure to interest rate risk.

During the period, the Fund wrote interest rate receiver swaptions (call) in order to reduce the exposure to interest rate risk.

During the period, the Fund purchased interest rate payer swaptions (call) in order to gain the exposure to interest rate risk.

During the period, the Fund sold interest rate receiver swaptions (put) in order to reduce the exposure to interest rate risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.

As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of

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any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to increase interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not decreased.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not

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sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the “Offsetting Assets and Liabilities” section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

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Notes to Financial Statements (unaudited)

Mortgage and Asset-Backed Securities

The Fund purchases fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage- backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on mortgage-backed and other asset-backed securities include both interest and a partial payment of principal. Prepayment of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate. Mortgage and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition to prepayment risk, investments in mortgage-backed securities, particularly those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than other mortgage- and asset-backed securities. Mortgage and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the overnmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the

Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

When-Issued and Delayed Delivery Securities

The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

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Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see either the “Fair Value of Derivative Instruments as of April 30, 2019” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Barclays Bank plc	$42,789	$(42,789)	$ —	$—
Citibank N.A.	170,390	(106,256)	—	64,134
J.P. Morgan Chase Bank	204,111	(48,558)	—	155,553
Total	$417,290	$(197,603)	$ —	$219,687

Offsetting of Financial Liabilities and Derivative Liabilities

Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Barclays Bank plc	$619,490	$(42,789)	$ —	$576,701
Citibank N.A.	106,256	(106,256)	—	—
J.P. Morgan Chase Bank	48,558	(48,558)	—	—
Total	$774,304	$(197,603)	$ —	$576,701

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

34 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

4. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. Effective, November 1, 2018, the Fund’s management fee is calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

For the period ended April 30, 2019, the Fund’s contractual management fee rate (expressed as an annual rate) was 0.32% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund.

Due to an administrative oversight by its administrator, the Fund’s Distribution and Servicing Plan, pursuant to Rule 12b-1 under the 1940 Act that was originally approved at the time of the Fund’s formation (“Initial Rule 12b-1 Plan”), could be viewed to have expired on or about February 11, 2017. The Initial Rule 12b-1 Plan was never implemented, and 12b-1 fees were not charged, prior to its potential expiration. At an in-person meeting held on July 18, 2018, the Fund’s Board of Trustees (“Board”) approved a new Rule 12b-1 Plan (the “Plan”) with respect to the Fund, with terms that are substantively identical to the Initial Rule 12b-1 Plan. Because the Fund has commenced operations, the Plan must also be approved by the Fund’s shareholders prior to implementation. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan. The Plan would permit compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan would permit the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. However, implementation of the Plan and imposition of the 12b-1 fee would require prior approval by Fund shareholders via proxy vote. Janus Capital does not anticipate seeking such approval at this time. Because 12b-1 fees are paid out of the fund assets on an ongoing basis, to the extent that such a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. If implemented, the Plan fee may cost an investor more than other types of sales charges.

As of April 30, 2019, Janus Capital owned 1 shares or less than 0.00% of the Fund.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2019, the Fund engaged in cross trades amounting

Janus Detroit Street Trust ½ 35

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

to $72,743,724 in purchases and $6,062,345 in sales, resulting in a net realized loss $84,251. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$904,540,668	$4,191,066	$(10,681,123)	$(6,490,057)

6. Capital Share Transactions

	Period ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	8,000,000	$395,287,113	11,500,000	$575,763,154
Shares repurchased	(4,400,000)	(217,175,996)	—	—
Net Increase/(Decrease)	3,600,000	$178,111,117	11,500,000	$575,763,154

7. Purchases and Sales of Investment Securities

For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$274,026,611	$73,193,217	$—	$—

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for funds with fiscal years, ending after December 15, 2018. Management is currently evaluating the impacts of ASU 2017-08 on the Fund’s financial statements.

36 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Notes to Financial Statements (unaudited)

9. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2019 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Detroit Street Trust ½ 37

Janus Henderson Short Duration Income ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

38 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements

The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met in-person on April 17, 2019 to consider the proposed renewal of the investment management agreement between Janus Capital Management LLC (the “Adviser”) and the Trust (the “Investment Management Agreement”), on behalf of Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), The Obesity ETF (“SLIM”), The Organics ETF (“ORG”), and The Long Term Care ETF (“OLD” and, together with VNLA, JSML, JSMD, SLIM and ORG, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board reviewed the materials provided to it relating to its consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups selected and reported to the Board by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser over the previous year and since inception of the Funds. The Trustees previously met via telephone on March 6, 2019 and April 5, 2019 to discuss certain information provided by the Adviser.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services provided to the Funds by the Adviser; the Adviser’s personnel and operations; each Fund’s expense level; the profitability to the Adviser under the Investment Management Agreement with respect to each Fund; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each Fund’s expenses; and potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

Janus Detroit Street Trust ½ 39

Janus Henderson Short Duration Income ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.

The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s management fee, and expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party. The Board noted that the Adviser had reduced the management fees charged to JSMD, JSML, ORG, SLIM and OLD and instituted additional fee breakpoints for VNLA effective as of November 1, 2018.

The comparative reporting indicated that total expense ratios for JSMD, JSML, VNLA, ORG, SLIM and OLD were in the 3rd, 3rd, 2nd, 2nd, 1st and 3rd quintiles, respectively, as compared to each Fund’s respective peer grouping.

The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. In its review, the Board considered that at an in-person meeting held on October 9-10, 2018, the Trustees of the Trust, including the Independent Trustees, unanimously approved amendments to the Funds’ Investment Management Agreement (“Amendment”). Specifically, the Board noted that, with respect to VNLA, the Amendment provided for a new management fee rate schedule that reduces the annual management fee rate payable by VNLA to the Adviser as VNLA’s assets grow. With respect to JSMD, JSML, OLD, ORG and SLIM, the Board noted that the Amendment provided for a reduction in the annual management fee rate payable by the Funds to Janus Capital from 50 basis points to 35 basis points and also provided for further management fee rate reductions as assets grow. The Board considered that the Funds were positioned to realize economies of scale as assets grow over time.

(d) Investment performance of the Fund and the Adviser.

The Board next discussed the performance of the Funds on both an absolute basis and relative to the performance of funds comprising a peer group compiled by an independent third party for each Fund for the one year period, two year period, or both, as applicable. The Board noted that for the one and two year periods, respectively, OLD was reported to be in the 4th and 5th quintiles, SLIM was reported to be in the 1st and 1st quintiles, ORG was reported to be in the 5th and 5th quintiles, JSMD was reported to be in the 2nd and 3rd quintiles, and JSML was reported to be in the 3rd and 3rd quintiles. VNLA was reported to be in the 1st quintile for the one year period.

With respect to OLD, ORG, SLIM, JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the renewal of the Investment Management Agreement for an additional one year period was in the best interests of each Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

40 ½ APRIL 30, 2019

Janus Henderson Short Duration Income ETF

Notes

Janus Detroit Street Trust ½ 41

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93073 04-19

SEMIANNUAL REPORT

April 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Janus Detroit Street Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your broker-dealer or other financial intermediary (such as a bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your broker-dealer or other financial intermediary. Your election to receive reports in paper will apply to all Funds held in your account at your broker-dealer or other financial intermediary.

Janus Henderson Mortgage-Backed Securities ETF (unaudited)

INVESTMENT OBJECTIVE

Janus Henderson Mortgage-Backed Securities ETF seeks a high level of total return consisting of income and capital appreciation. It pursues its objective by investing primarily in high-quality mortgage-backed securities (MBS) issued by the U.S. government and its agencies (agency MBS). The Fund seeks to outperform the total return of the Bloomberg Barclays U.S. Mortgage Backed Securities Index while maintaining a substantial correlation to the index.

PERFORMANCE OVERVIEW

•

U.S. agency MBS generated positive returns during the period. Risk market volatility escalated early on as market participants grew fearful that the Federal Reserve (Fed) would continue raising interest rates in a slowing economy. Agency MBS, which tend to be highly liquid and viewed as less risky given their either explicit or implicit government backing, fared well amid the market turbulence. In the latter part of the period, the Fed pivoted to a more accommodative stance and positive sentiment surrounded the Fed’s plans to hold interest rates steady. Interest rate volatility generally declined, fostering a favorable environment for MBS. Interest rates ended the period significantly lower than where they began, and the yield on the 10-year U.S. Treasury slid 64 basis points to close April at 2.50%.

•

During the period, the Janus Henderson Mortgage-Backed Securities ETF returned 5.00%, net of fees (based on NAV); its benchmark, the Bloomberg Barclays U.S. MBS Index, returned 4.90%. We employ an in-depth research process in our efforts to identify assets with what we believe to be the most attractive borrower behavior amid changing market dynamics. As interest rates declined over the period, we increased our emphasis on assets that appeared to be attractive priced with limited exposure to borrowers that may be inclined to prepay or refinance their mortgages.

•

Janus Henderson Mortgage-Backed Securities ETF is an actively managed, high-quality MBS ETF that offers potential for broad portfolio diversification with little to no corporate credit risk. The Fund seeks to provide total returns in excess of the Bloomberg Barclays U.S. MBS Index without taking additional risk and differentiates itself by employing fundamental loan-level analysis and quantitative modeling in an effort to identify mispriced assets with attractive borrower behavior.

•	Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Janus Detroit Street Trust ½ 1

Janus Henderson Mortgage-Backed Securities ETF (unaudited)

Fund At A Glance

April 30, 2019

Sector Allocation – (% of Net Assets)
Mortgage-Backed Securities	134.7%
Investment Company Securities	6.6%
Asset-Backed Securities	4.8%
Consumer, Cyclical	0.5%

146.6%

Holdings are subject to change without notice.

2 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF (unaudited)

Performance

Cumulative Total Return for the period ended April 30, 2019
	Fiscal Year-to-Date	Since Inception*
Janus Henderson Mortgage-Backed Securities ETF – NAV	5.00%	4.01%
Janus Henderson Mortgage-Backed Securities ETF – Market Price	5.02%	4.05%
Bloomberg Barclays U.S. MBS Index	4.90%	4.02%

*	The Fund commenced operations on September 12, 2018.

Total annual expense ratio (estimated) as stated in the February 28, 2019 prospectus: 0.35%.

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 or visit janushenderson.com/performance.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only.

Investing involves risk, including the possible loss of principal and fluctuation of value.

The ETF is new and has less than one year of operating history.

See the prospectus for a more complete discussion of objectives, risks and expenses.

Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

See Financial Highlights for actual expense ratios during the reporting period.

There is no assurance the stated objective(s) will be met.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

Janus Detroit Street Trust ½ 3

Janus Henderson Mortgage-Backed Securities ETF (unaudited)

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual			Hypothetical (5% return before expenses)
Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period (11/1/18 - 4/30/19)†	Net Annualized Expense Ratio (11/1/18 - 4/30/19)
$1,000.00	$1,050.00	$1.78	$1,000.00	$1,023.06	$1.76	0.35%

†	Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares or Principal Amounts	Value
Asset-Backed Securities – 4.8%
ACC Trust, 3.7500%, 5/20/22 (144A)	$462,311	$463,953
American Credit Acceptance Receivables Trust, 3.7000%, 7/10/24 (144A)	716,000	721,924
Conn’s Receivables Funding LLC, 3.4000%, 10/16/23 (144A)	241,000	241,037
Drive Auto Receivables Trust, 3.2200%, 4/15/22	400,000	400,415
Exeter Automobile Receivables Trust, 2.7500%, 4/15/22 (144A)	580,000	579,016
Exeter Automobile Receivables Trust, 3.4600%, 10/17/22 (144A)	562,000	564,198
PRPM LLC, 3.4700%, 9/25/22 (144A)	168,125	167,974
PRPM LLC, ICE LIBOR USD 1 Month + 1.2500%, 3.4700%, 11/25/22 (144A)‡	69,375	69,217
Total Asset-Backed Securities (cost $3,195,097)		3,207,734
Corporate Bonds – 0.5%
Consumer, Cyclical – 0.5%
M/I Homes, Inc., 6.7500%, 1/15/21	300,000	304,500
Total Corporate Bonds (cost $304,558)		304,500
Mortgage-Backed Securities – 134.7%
Angel Oak Mortgage Trust I LLC, 3.6490%, 9/25/48 (144A)‡	86,012	86,538
Angel Oak Mortgage Trust LLC, 2.8100%, 1/25/47 (144A)‡	49,619	49,438
Angel Oak Mortgage Trust LLC, 4.6290%, 1/25/47 (144A)‡	270,000	276,215
Angel Oak Mortgage Trust LLC, 2.7080%, 11/25/47 (144A)‡	62,652	62,410
COLT Mortgage Loan Trust, 2.5680%, 10/25/47 (144A)‡	33,204	32,997
CSMLT Trust, 3.5000%, 8/25/45 (144A)‡	34,006	34,220
Deephaven Residential Mortgage Trust, 2.7110%, 10/25/47 (144A)‡	405,568	403,535
Deephaven Residential Mortgage Trust, 2.9760%, 12/25/57 (144A)‡	216,804	216,918
Deephaven Residential Mortgage Trust, 3.6840%, 4/25/58 (144A)‡	110,299	110,660
Deephaven Residential Mortgage Trust, 3.7890%, 8/25/58 (144A)‡	282,434	284,971
Deephaven Residential Mortgage Trust, 3.9630%, 8/25/58 (144A)‡	266,295	268,111
Deephaven Residential Mortgage Trust, 4.2850%, 10/25/58 (144A)‡	248,206	250,986
Federal Home Loan Mortgage Corp., 3.0000%, 2/15/25	76,794	76,836
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.8500%, 4.3266%, 10/25/27‡	75,140	76,114
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5900%, 3.0626%, 10/15/37‡	151,604	153,205
Federal Home Loan Mortgage Corp., 4.5000%, 5/1/38	918,929	965,565
Federal Home Loan Mortgage Corp., 4.5000%, 9/1/38	111,818	117,522
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 2.9726%, 9/15/40‡	149,492	149,404
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5500%, 3.0226%, 4/15/41‡	498,556	502,118
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/43	588	598
Federal Home Loan Mortgage Corp., 3.5000%, 6/1/43	77,048	78,438
Federal Home Loan Mortgage Corp., 3.5000%, 2/1/44	750,805	764,343
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/44	1,529,596	1,557,177
Federal Home Loan Mortgage Corp., 3.5000%, 10/1/46	114,043	115,738
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/46	394,756	400,620
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/46	1,172,357	1,160,446
Federal Home Loan Mortgage Corp., 3.5000%, 2/1/47	71,869	72,937
Federal Home Loan Mortgage Corp., 4.0000%, 3/1/47	483,775	501,037
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/47	453,846	461,728
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/47	448,139	455,922
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/48	459,671	467,655
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/48	249,374	253,208
Federal Home Loan Mortgage Corp., 3.5000%, 4/1/48	126,189	128,129
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/48	377,984	383,795
Federal Home Loan Mortgage Corp., 4.0000%, 8/1/48	97,914	101,526
Federal Home Loan Mortgage Corp., 5.0000%, 9/1/48	34,291	36,260
Federal Home Loan Mortgage Corp., 3.5000%, 11/1/48	502,378	510,368
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	97,952	103,343
Federal Home Loan Mortgage Corp., 4.0000%, 1/1/49	742,354	775,561
Federal Home Loan Mortgage Corp., 4.5000%, 1/1/49	46,106	48,262
Federal Home Loan Mortgage Corp., 4.0000%, 5/1/49	3,900,000	4,015,840

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 5

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 3.5500%, 6.0266%, 7/25/30‡	$254,000	$256,480
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 3.7500%, 6.2266%, 10/25/30‡	295,000	298,469
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5500%, 3.0266%, 4/25/32‡	56,316	56,708
Federal National Mortgage Association, 2.5000%, 5/1/34(a)	2,978,000	2,947,303
Federal National Mortgage Association, 3.0000%, 6/1/34(a)	934,000	938,324
Federal National Mortgage Association, 3.5000%, 6/1/25(a)	874,000	891,943
Federal National Mortgage Association, 4.0000%, 5/1/34(a)	735,000	756,999
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.8266%, 4/25/36‡	183,792	183,237
Federal National Mortgage Association, 4.5000%, 5/1/38	72,071	75,625
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.8399%, 5/25/38	113,783	113,091
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 55.0000%, 27.4835%, 10/25/40‡	41,248	140,531
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 2.8766%, 9/25/42‡	30,431	30,255
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.8266%, 10/25/42‡	325,995	326,737
Federal National Mortgage Association, 3.5000%, 4/1/43	907,758	923,640
Federal National Mortgage Association, 3.5000%, 11/1/43	459,023	467,734
Federal National Mortgage Association, 3.5000%, 2/1/45	462,130	470,215
Federal National Mortgage Association, 4.5000%, 6/1/45	14,833	15,659
Federal National Mortgage Association, 3.0000%, 10/1/45	6,336	6,283
Federal National Mortgage Association, 3.0000%, 10/1/45	9,671	9,590
Federal National Mortgage Association, 3.0000%, 1/1/46	57,497	57,010
Federal National Mortgage Association, 3.5000%, 1/1/46	180,537	183,059
Federal National Mortgage Association, 3.5000%, 2/1/46	454,531	461,201
Federal National Mortgage Association, 4.0000%, 2/1/46	1,078,829	1,125,784
Federal National Mortgage Association, 3.0000%, 3/1/46	254,987	252,383
Federal National Mortgage Association, 3.0000%, 3/1/46	468,531	463,745
Federal National Mortgage Association, 3.5000%, 5/1/46	150,234	152,384
Federal National Mortgage Association, 3.5000%, 7/1/46	445,737	452,608
Federal National Mortgage Association, 3.5000%, 8/1/46	559,727	567,734
Federal National Mortgage Association, 3.0000%, 11/1/46	818,179	809,821
Federal National Mortgage Association, 3.0000%, 11/1/46	9,402	9,313
Federal National Mortgage Association, 3.0000%, 11/1/46	9,186	9,099
Federal National Mortgage Association, 3.5000%, 12/1/46	934,956	948,331
Federal National Mortgage Association, 3.0000%, 1/1/47	169,953	168,371
Federal National Mortgage Association, 3.5000%, 1/1/47	205,459	209,543
Federal National Mortgage Association, 4.0000%, 5/1/47	725,481	758,497
Federal National Mortgage Association, 4.0000%, 5/1/47	13,530	13,958
Federal National Mortgage Association, 4.0000%, 6/1/47	3,570	3,683
Federal National Mortgage Association, 4.0000%, 6/1/47	56,320	58,101
Federal National Mortgage Association, 4.0000%, 6/1/47	28,870	29,783
Federal National Mortgage Association, 4.0000%, 7/1/47	98,617	101,735
Federal National Mortgage Association, 4.0000%, 7/1/47	40,807	42,097
Federal National Mortgage Association, 4.0000%, 7/1/47	87,300	90,060
Federal National Mortgage Association, 3.5000%, 8/1/47	307,364	313,540
Federal National Mortgage Association, 4.0000%, 8/1/47	487,232	503,858
Federal National Mortgage Association, 4.0000%, 8/1/47	32,815	33,853
Federal National Mortgage Association, 4.0000%, 8/1/47	108,788	112,228
Federal National Mortgage Association, 4.0000%, 9/1/47	81,558	85,593
Federal National Mortgage Association, 4.0000%, 9/1/47	745,927	780,060
Federal National Mortgage Association, 4.0000%, 9/1/47	52,353	54,008
Federal National Mortgage Association, 4.0000%, 10/1/47	208,145	214,727
Federal National Mortgage Association, 4.0000%, 10/1/47	144,203	148,764
Federal National Mortgage Association, 4.0000%, 10/1/47	226,187	233,340

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association, 4.0000%, 10/1/47	$ 122,878	$ 126,763
Federal National Mortgage Association, 3.5000%, 11/1/47	38,812	39,579
Federal National Mortgage Association, 4.0000%, 11/1/47	162,194	167,729
Federal National Mortgage Association, 4.0000%, 11/1/47	398,800	411,411
Federal National Mortgage Association, 4.0000%, 11/1/47	120,053	123,849
Federal National Mortgage Association, 3.5000%, 12/1/47	308,632	314,832
Federal National Mortgage Association, 3.5000%, 12/1/47	231,077	234,373
Federal National Mortgage Association, 4.0000%, 12/1/47	803,393	828,798
Federal National Mortgage Association, 3.5000%, 1/1/48	227,173	230,413
Federal National Mortgage Association, 4.0000%, 1/1/48	486,114	501,487
Federal National Mortgage Association, 4.0000%, 1/1/48	120,368	124,694
Federal National Mortgage Association, 4.0000%, 1/1/48	1,504,574	1,552,152
Federal National Mortgage Association, 3.5000%, 2/1/48	200,322	203,091
Federal National Mortgage Association, 4.0000%, 2/1/48	92,751	96,664
Federal National Mortgage Association, 3.5000%, 4/1/48	204,301	208,336
Federal National Mortgage Association, 3.5000%, 4/1/48	758,224	769,039
Federal National Mortgage Association, 4.0000%, 10/1/48	492,154	508,616
Federal National Mortgage Association, 3.5000%, 11/1/48	1,033,302	1,053,710
Federal National Mortgage Association, 3.5000%, 1/1/49	496,325	503,184
Federal National Mortgage Association, 4.5000%, 1/1/49	44,838	46,858
Federal National Mortgage Association, 4.5000%, 1/1/49	2,069,589	2,159,906
Federal National Mortgage Association, 4.5000%, 2/1/49	99,762	104,256
Federal National Mortgage Association, 3.0000%, 6/1/40(a)	5,200,000	5,134,251
Federal National Mortgage Association, 4.0000%, 5/1/49(a)	2,172,000	2,228,950
Federal National Mortgage Association, 4.5000%, 5/1/49(a)	160,000	166,469
Federal National Mortgage Association, 5.0000%, 5/1/49(a)	1,800,936	1,898,079
Federal National Mortgage Association, 3.5000%, 8/1/56	80,961	82,172
Federal National Mortgage Association, 3.0000%, 2/1/57	3,052,411	3,002,595
Federal National Mortgage Association, 3.5000%, 2/1/57	967,249	981,726
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.7000%, 3.1809%, 5/20/39‡	104,265	105,013
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 2.9074%, 10/16/40‡	115,022	115,024
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4500%, 2.9309%, 1/20/47‡	313,307	313,174
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 2.8309%, 10/20/48‡	2,567,775	2,553,878
Government National Mortgage Association, 4.5000%, 1/20/49	2,058,040	2,136,760
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4500%, 2.9309%, 2/20/49‡	1,272,929	1,272,011
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4500%, 2.9309%, 2/20/49‡	1,870,556	1,868,909
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 2.9809%, 2/20/49‡	296,901	297,661
Government National Mortgage Association, 3.0000%, 5/1/49(a)	2,428,000	2,422,260
Government National Mortgage Association, 3.5000%, 5/1/49(a)	6,215,000	6,318,355
Government National Mortgage Association, 4.0000%, 5/1/49(a)	5,836,000	6,010,496
Government National Mortgage Association, 4.5000%, 5/1/49(a)	1,521,000	1,577,323
Government National Mortgage Association, 5.0000%, 5/1/49(a)	2,033,000	2,121,293
JP Morgan Chase Commercial Mortgage Securities Corp., 0.9538%, 12/15/49‡,(b)	5,855,300	290,635
JP Morgan Mortgage Trust, 4.0000%, 1/25/49 (144A)‡	23,352	23,485
loanDepot Station Place Agency Securitization Trust, ICE LIBOR USD 1 Month + 0.8000%, 3.2766%, 11/25/50 (144A)‡	78,000	77,789
loanDepot Station Place Agency Securitization Trust, ICE LIBOR USD 1 Month + 1.0000%, 3.4766%, 11/25/50 (144A)‡	97,000	96,766
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.0500%, 3.5266%, 11/25/51 (144A)‡	241,000	241,219
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.2500%, 3.7266%, 11/25/51 (144A)‡	80,000	80,062

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 7

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2019

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 0.8500%, 3.3266%, 11/25/51 (144A)‡	$ 321,000	$ 321,294
New Residential Mortgage Loan Trust, ICE LIBOR USD 1 Month + 0.9000%, 3.3766%, 1/25/48 (144A)‡	410,251	409,103
Sequoia Mortgage Trust, 0.3400%, 11/25/48 (144A)‡,(b)	12,220,368	145,413
Sequoia Mortgage Trust, 4.0000%, 2/25/49 (144A)‡	107,718	109,298
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 0.8500%, 3.3406%, 9/24/19 (144A)‡	1,099,000	1,099,000
Verus Securitization Trust, ICE LIBOR USD 1 Month + 0.8500%, 3.8490%, 3/25/58 (144A)‡	75,473	76,128
Wells Fargo Mortgage Backed Securities, 3.5000%, 7/25/47 (144A)‡	820,524	809,562
WinWater Mortgage Loan Trust, 3.5000%, 8/20/45 (144A)‡	74,741	75,182
Total Mortgage-Backed Securities (cost $88,894,858)		89,638,863
Investment Companies – 6.6%
Money Market Funds – 6.6%
Federated Institutional Prime Obligations Fund, 2.47%	4,394,306	4,395,625
Total Money Market Funds (cost $4,395,625)		4,395,625
Total Investments (total cost $96,790,138) – 146.6%		97,546,722
Liabilities, net of Cash, Receivables and Other Assets – (46.6%)		(30,990,465)
Net Assets – 100%		$66,556,257

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$97,546,722	100.0%

Schedule of TBA sales commitments – (% of Net Assets)

	Principal Amounts	Value
Securities Sold Short – (13.8)%
Mortgage-Backed Securities – (13.8)%
Federal National Mortgage Association, 30 year, 3.5000%, 5/01/49(a) (proceeds $9,187,517)	$(9,096,133)	$(9,179,272)

Summary of Investments by Country – (Short Positions) (unaudited)

Country	Value	% of Investment Securities
United States	$(9,179,272)	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

April 30, 2019

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended April 30, 2019.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended April 30, 2019

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(61,332)

Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(14,546)

Please see the “Net realized and change in unrealized gain/ (loss) on investments” sections of the Fund’s Statement of Operations.

Average ending Monthly Market Value of Derivative Instruments During the Period Ended April 30, 2019

Derivative	Market Value
Futures contracts, purchased	$1,632,750
Futures contracts, sold	$1,558,079

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Detroit Street Trust ½ 9

Janus Henderson Mortgage-Backed Securities ETF

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. MBS Index	Bloomberg Barclays U.S. MBS Index tracks the performance of U.S. fixed-rate agency mortgage backed pass-through securities.

ICE	Intercontinental Exchange

LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.

LLC	Limited Liability Company

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2019.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2019 is $8,448,620 which represents 12.7% of net assets.

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(b)	IO – Interest Only

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of April 30, 2019. See Notes to Financial Statements for more information.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets

Investments in Securities:

Asset-Backed Securities	$—	$3,207,734	$—

Corporate Bonds		304,500

Mortgage-Backed Securities	—	89,638,863	—

Investment Companies	4,395,625	—	—

Total Asset	$4,395,625	$93,151,097	$—

Liabilities

TBA sales commitments(a):

Mortgage-Backed Securities	$—	$9,179,272	$—

Total Liabilities	$—	$9,179,272	$—

10 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Statement of Assets and Liabilities (unaudited)

April 30, 2019

Assets:
Investments, at value(1)	$97,546,722
Due from broker for futures	8,222
Receivables:
Investments sold	56,584,893
Dividends	4,233
Interest	238,787
Total Assets	154,382,857
Liabilities:
TBA sales commitments, at value(2)	9,179,272
Payables:
Due to custodian	1,974,949
Investments purchased	71,526,905
Management fees	5,141,293
Interest payable for short sales	4,181
Total Liabilities	87,826,600
Net Assets	$66,556,257
Net Assets Consists of:
Capital (par value and paid-in surplus)	$65,293,649
Total distributable earnings (loss)	1,262,608
Total Net Assets	$66,556,257
Net Assets	$66,556,257
Shares outstanding, $0.001 Par Value (unlimited shares authorized)	1,300,001
Net Asset Value Per Share	$51.20

(1)	Includes cost of $96,790,138.
(2)	Proceeds $9,187,517.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 11

Janus Henderson Mortgage-Backed Securities ETF

Statement of Operations (unaudited)

For the period ended April 30, 2019

Investment Income:
Dividends	$125,978
Interest	810,932
Total Investment Income	936,910
Expenses:
Management Fees	89,038
Total Expenses	89,038
Net Investment Income/(Loss)	847,872
Net Realized Gain/(Loss) on Investments:
Investments	839,137
Futures contracts	(61,332)
TBA sales commitments	(226,934)
Total Net Realized Gain/(Loss) on Investments	550,871
Change in Unrealized Net Appreciation/Depreciation:
Investments	926,377
Futures contracts	(14,546)
TBA sales commitments	11,690
Total Change in Unrealized Net Appreciation/Depreciation	923,521
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,322,264

See Notes to Financial Statements.

12 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Statements of Changes in Net Assets

	Period Ended April 30, 2019 (unaudited)	Period Ended October 31, 2018(1)
Operations:
Net investment income/(loss)	$847,872	$109,131
Net realized gain/(loss) on investments	550,871	(268,250)
Change in unrealized net appreciation/depreciation	923,521	(158,692)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,322,264	(317,811)
Dividends and Distributions to Shareholders:
Dividends and Distributions	(741,846)	—
Net Decrease from Dividends and Distributions to Shareholders	(741,846)	—
Capital Share Transactions	32,782,707	32,510,943
Net Increase/(Decrease) in Net Assets	34,363,125	32,193,132
Net Assets:
Beginning of period	32,193,132	—
End of period	$66,556,257	$32,193,132

(1)	Period from September 12, 2018 (commencement of operations) through October 31, 2018.

See Notes to Financial Statements.

Janus Detroit Street Trust ½ 13

Janus Henderson Mortgage-Backed Securities ETF

Financial Highlights

For a share outstanding during the period ended April 30, 2019 (unaudited) and the period ended October 31, 2018	2019	2018(1)
Net Asset Value, Beginning of Period	$49.53	$50.00
	Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.83	0.17
Net realized and unrealized gain/(loss)	1.63	(0.64)
Total from Investment Operations	2.46	(0.47)
	Less Dividends and Distributions:
Dividends (from net investment income)	(0.79)	—
Total Dividends and Distributions	(0.79)	—
Net Asset Value, End of Period	$51.20	$49.53
Total Return*	5.00%	(.94)%
Net assets, End of Period (in thousands)	$66,556	$32,193
Average Net Assets for the Period (in thousands)	$51,301	$30,452
	Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.35%	0.35%
Ratio of Net Investment Income/(Loss)	3.33%	2.67%
Portfolio Turnover Rate(3)(4)	200%	91%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from September 12, 2018 (commencement of operations) through October 31, 2018.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

14 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers seven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (25,000 shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares, and receive less than NAV (a discount) when you sell shares, in the secondary market.

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital Management LLC (“Janus Capital” or “Janus”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Janus Detroit Street Trust ½ 15

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

16 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

Dividends and Distributions

Dividends from net investment income are generally declared and distributed monthly. Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2019 is discussed in further detail below.

The Fund may use derivative instruments for risk various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

•	Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

•

Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

•

Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Janus Detroit Street Trust ½ 17

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures option merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

At the period end the Fund did not have any outstanding future contracts.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

18 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Mortgage and Asset-Backed Securities

The Fund purchases fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on mortgage-backed and other asset-backed securities include both interest and a partial payment of principal. Prepayment of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate. Mortgage and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition to prepayment risk, investments in mortgage-backed securities, particularly those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than other mortgage- and asset-backed securities. Mortgage and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund typically will enter into “to be announced” commitments to purchase mortgage-backed securities and may purchase or sell other securities on a when-issued, delayed delivery, or forward commitment basis.

Janus Detroit Street Trust ½ 19

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

To facilitate TBA commitments, the Fund is required to segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Rules of the Financial Industry Regulatory Authority (“FINRA”) which are expected to be effective in March 2020, include mandatory margin requirements for TBA commitments which, in some circumstances, will require the Fund to also post collateral. These collateral requirements may increase costs associated with the Fund’s participation in the TBA market.

4. Investment Advisory Agreements and Other Transactions with Affiliates

Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. Effective, November 1, 2018, the Fund’s management fee is calculated daily and paid monthly according to the following schedule:

Daily Net Assets	Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

The Fund’s contractual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.

State Street Bank and Trust Company (“State Street”) provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. State Street also serves as transfer agent for the shares of the Fund.

The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such

20 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.

As of April 30, 2019, Janus Capital owned 200,001 share or approximately 15.38% of the Fund.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2019, the Fund engaged in cross trades amounting to $8,387,803 in purchases and $3,343,903 in sales, resulting in a net realized gain of $29,112. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2019 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$96,793,381	$837,985	$(84,644)	$753,341

6. Capital Share Transactions

	Period ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	750,000	$37,905,026	650,001	$32,510,943
Shares repurchased	(100,000)	(5,122,319)	—	—
Net Increase/(Decrease)	650,000	$32,782,707	650,001	$32,510,943

7. Purchases and Sales of Investment Securities

For the period ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$137,911,272	$110,095,797	$—	$—

Janus Detroit Street Trust ½ 21

Janus Henderson Mortgage-Backed Securities ETF

Notes to Financial Statements (unaudited)

8. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for funds with fiscal years, ending after December 15, 2018. Management is currently evaluating the impacts of ASU 2017-08 on the Fund’s financial statements.

9. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to April 30, 2019 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

22 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Janus Detroit Street Trust ½ 23

Janus Henderson Mortgage-Backed Securities ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

Board Considerations Regarding Approval of Investment Advisory Agreements

The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on July 18, 2018 to consider the proposed investment management agreement (the “Investment Management Agreement”) for Janus Henderson Mortgage-Backed Securities ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management Agreement for the New Fund and other information provided by counsel and Janus Capital Management LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of mutual funds and exchange-traded funds (“ETFs”) considered to be competitors.

During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment Management Agreement at certain asset levels; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the New Fund.

The Board, including the Independent Trustees, considered the following in respect of the New Fund:

(a) The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.

The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.

The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.

(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.

24 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Board Considerations Regarding Approval of Investment Advisory Agreements (unaudited)

The Board then compared both the services to be rendered and the proposed fees to be paid under other contracts of the Adviser, and under contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was lower than the New Fund’s respective peer group median total expense ratio for the actively managed mutual funds and ETFs in the peer group.

The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs. After comparing the New Fund’s proposed fees with those of other mutual funds and ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fee proposed to be paid to the Adviser with respect to the New Fund was fair and reasonable.

The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the New Fund, but that such benefits are not easily quantifiable.

(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.

The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

(d) Investment performance of the Fund and the Adviser.

Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund. However, the Board considered the experience of the Adviser in managing similar investment strategies.

Conclusion.

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable mutual funds and ETFs of similar anticipated size. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

APPROVAL OF AMENDMENT TO INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on October 9-10, 2018, the Trustees of the Trust, including the Independent Trustees, unanimously approved an amendment to the New Fund’s Investment Management Agreement (“Amendment”). The Amendment provided for a new management fee rate schedule that reduces the annual management fee rate payable by the New Fund to the Adviser as the New Fund’s assets grow. The new fee rate schedule (expressed as an annual rate) is as follows:

New Fee Rate
$0-$500 million	0.35%
Next $500 million	0.28%
Over $1 billion	0.20%

In connection with the Amendment approval, the Adviser represented to the Trustees that there would be no change to the nature, quality and extent of services rendered by the Adviser to the New Fund. The Amendment is effective as of November 1, 2018.

Janus Detroit Street Trust ½ 25

Janus Henderson Mortgage-Backed Securities ETF

Notes

26 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Notes

Janus Detroit Street Trust ½ 27

Janus Henderson Mortgage-Backed Securities ETF

Notes

28 ½ APRIL 30, 2019

Janus Henderson Mortgage-Backed Securities ETF

Notes

Janus Detroit Street Trust ½ 29

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

125-24-93085 04-19

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semiannual reports.

Item 6. Investments.

(a)      Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)      The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)      There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 13. Exhibits.

(a)	(1)	Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

	(2)

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

	(3)	Not applicable to this Registrant.

	(4)	Not applicable to this Registrant.

(b)      A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen
President and Chief Executive Officer (Principal Executive Officer)

Date:    June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen
President and Chief Executive Officer (Principal Executive Officer)

Date:    June 28, 2019

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Date:    June 28, 2019